UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

February 28, 2019

EIF-QTLY-0419
1.814098.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.8%
	Shares	Value
COMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	28,590	$50,604
Atn International, Inc.	9,954	558,718
B Communications Ltd. (a)	6,422	29,541
Cogent Communications Group, Inc. (b)	24,728	1,204,501
Consolidated Communications Holdings, Inc. (b)	36,702	364,451
Internet Gold Golden Lines Ltd. (a)	2,833	2,223
Iridium Communications, Inc. (a)(b)	58,788	1,251,597
ORBCOMM, Inc. (a)	50,478	355,870
PDVWireless, Inc. (a)	11,543	453,409
Sify Technologies Ltd. sponsored ADR	1,965	3,065
		4,273,979
Entertainment - 2.5%
Activision Blizzard, Inc.	329,804	13,897,941
Changyou.com Ltd. (A Shares) ADR (b)	9,360	190,944
Electronic Arts, Inc. (a)	132,319	12,673,514
GigaMedia Ltd. (a)	1,007	2,769
Global Eagle Entertainment, Inc. (a)	62,426	166,053
Glu Mobile, Inc. (a)	73,138	656,779
Gravity Co. Ltd. ADR	4,254	195,046
NetEase, Inc. ADR	33,141	7,397,734
Netflix, Inc. (a)	187,928	67,297,017
Reading International, Inc. Class A (a)	14,207	228,875
Take-Two Interactive Software, Inc. (a)	49,197	4,292,930
The9 Ltd. sponsored ADR (a)(b)	2,077	3,053
Twenty-First Century Fox, Inc.:
Class A (b)	456,408	23,016,655
Class B	344,992	17,304,799
Viacom, Inc.:
Class A	25,952	886,261
Class B (non-vtg.)	189,756	5,544,670
Zynga, Inc. (a)	410,208	2,141,286
		155,896,326
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	131,351	147,973,469
Class C (a)	154,324	172,830,534
ANGI Homeservices, Inc. Class A (a)	40,675	667,884
Autoweb, Inc. (a)	20,851	75,064
Baidu.com, Inc. sponsored ADR (a)	120,942	19,657,913
CarGurus, Inc. Class A (a)	47,188	2,016,343
Facebook, Inc. Class A (a)	1,059,982	171,134,094
IAC/InterActiveCorp (a)	42,197	8,990,071
Liberty TripAdvisor Holdings, Inc. (a)	42,562	642,261
Match Group, Inc. (b)	37,048	2,051,718
MeetMe, Inc. (a)	38,440	230,640
Momo, Inc. ADR (a)	83,878	2,782,233
Professional Diversity Network, Inc. (a)(b)	1,922	2,787
QuinStreet, Inc. (a)	27,593	369,470
SINA Corp. (a)	37,601	2,533,179
Travelzoo, Inc. (a)	6,862	91,059
TripAdvisor, Inc. (a)(b)	67,038	3,564,410
TrueCar, Inc. (a)	53,075	384,263
Weibo Corp. sponsored ADR (a)(b)	39,392	2,846,072
Yandex NV Series A (a)	155,968	5,365,299
YY, Inc. ADR (a)	26,047	1,836,314
Zillow Group, Inc.:
Class A (a)(b)	31,404	1,301,068
Class C (a)(b)	71,127	2,973,109
		550,319,254
Media - 3.0%
AirMedia Group, Inc. ADR (a)(b)	20,876	9,185
AMC Networks, Inc. Class A (a)(b)	23,966	1,574,806
Beasley Broadcast Group, Inc. Class A	6,549	26,916
Central European Media Enterprises Ltd. Class A (a)	135,521	475,679
Charter Communications, Inc. Class A (a)	100,535	34,675,527
Comcast Corp. Class A (b)	1,962,331	75,883,340
comScore, Inc. (a)	30,163	657,855
Criteo SA sponsored ADR (a)(b)	35,411	961,055
Daily Journal Corp. (a)(b)	886	199,341
Discovery Communications, Inc.:
Class A (a)(b)	82,409	2,381,620
Class B (a)	615	19,065
Class C (non-vtg.) (a)	195,158	5,318,056
DISH Network Corp. Class A (a)(b)	122,956	3,997,300
E.W. Scripps Co. Class A	37,206	786,907
Emmis Communications Corp. Class A (a)	7,203	27,299
Fluent, Inc. (a)(b)	58,291	297,867
GCI Liberty, Inc. (a)	56,229	3,010,501
Hemisphere Media Group, Inc. (a)	14,863	206,596
Insignia Systems, Inc. (a)	7,572	10,525
Liberty Broadband Corp.:
Class A (a)	13,955	1,246,461
Class C (a)	83,042	7,432,259
Liberty Global PLC:
Class A (a)	90,983	2,397,402
Class B (a)	327	7,949
Class C (a)	234,675	5,958,398
Liberty Latin America Ltd.:
Class A (a)	27,916	547,712
Class C (a)	63,520	1,231,653
Liberty Media Corp.:
Class B (a)	5	204
Liberty Braves Class A (a)	12,004	333,231
Liberty Braves Class C (a)	20,116	560,029
Liberty Formula One Group Series C (a)	117,580	3,659,090
Liberty Media Class A (a)(b)	13,158	404,477
Liberty SiriusXM Series A (a)	66,386	2,715,187
Liberty SiriusXM Series C (a)	120,783	4,977,467
Loral Space & Communications Ltd. (a)	13,720	561,285
Marchex, Inc. Class B	21,411	92,710
MDC Partners, Inc. Class A (a)	47,873	158,938
News Corp.:
Class A	204,163	2,658,202
Class B	104,760	1,394,356
Nexstar Broadcasting Group, Inc. Class A (b)	23,929	2,338,581
Perion Network Ltd. (a)	4,851	14,553
Salem Communications Corp. Class A	10,029	27,881
Scholastic Corp.	17,143	725,320
Sinclair Broadcast Group, Inc. Class A	40,729	1,470,317
Sirius XM Holdings, Inc. (b)	1,931,657	11,454,726
TechTarget, Inc. (a)	19,894	329,843
tronc, Inc. (a)	23,863	287,788
Urban One, Inc. Class D (non-vtg.) (a)	18,618	38,353
VisionChina Media, Inc. ADR (a)(c)	1,079	0
		183,543,812
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	25,141	562,404
Gogo, Inc. (a)(b)	51,193	234,976
Millicom International Cellular SA (b)	44,500	2,692,250
Partner Communications Co. Ltd. ADR (a)	1,446	6,377
Shenandoah Telecommunications Co.	28,013	1,244,898
Spok Holdings, Inc.	11,134	153,761
T-Mobile U.S., Inc. (a)	365,627	26,401,926
VEON Ltd. sponsored ADR (b)	828,386	2,079,249
Vodafone Group PLC sponsored ADR	257,256	4,592,020
		37,967,861

TOTAL COMMUNICATION SERVICES		932,001,232

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
ADOMANI, Inc. (a)(b)	20,373	8,964
China Automotive Systems, Inc. (a)	13,333	45,866
China XD Plastics Co. Ltd. (a)(b)	26,293	65,733
Dorman Products, Inc. (a)(b)	17,516	1,417,044
Fox Factory Holding Corp. (a)	19,855	1,258,410
Gentex Corp.	144,258	2,934,208
Gentherm, Inc. (a)(b)	20,636	846,076
Kandi Technolgies, Inc. (a)(b)	45,300	327,519
Motorcar Parts of America, Inc. (a)(b)	13,721	283,887
Shiloh Industries, Inc. (a)	15,910	99,119
SORL Auto Parts, Inc. (a)	7,832	26,081
Strattec Security Corp.	1,501	46,501
The Goodyear Tire & Rubber Co.	151,001	2,986,800
Visteon Corp. (a)	15,468	1,324,989
VOXX International Corp. (a)	10,039	50,195
Workhorse Group, Inc. (a)(b)	7,435	7,138
		11,728,530
Automobiles - 0.4%
Tesla, Inc. (a)(b)	73,837	23,618,980
Distributors - 0.1%
Core-Mark Holding Co., Inc.	29,431	927,371
Educational Development Corp.	10,900	87,745
LKQ Corp. (a)	170,430	4,720,911
Pool Corp.	21,359	3,407,615
Weyco Group, Inc.	10,577	320,695
		9,464,337
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	8,624	278,641
Ascent Capital Group, Inc. (a)	4,553	3,188
Career Education Corp. (a)	41,490	689,564
Collectors Universe, Inc.	11,030	194,680
Frontdoor, Inc. (a)	45,420	1,453,440
Grand Canyon Education, Inc. (a)	25,914	2,997,732
Houghton Mifflin Harcourt Co. (a)	79,374	627,848
Laureate Education, Inc. Class A (a)	48,042	734,562
Lincoln Educational Services Corp. (a)	11,240	35,968
Strategic Education, Inc.	16,424	2,147,931
Tarena International, Inc. ADR (b)	26,977	178,318
Weight Watchers International, Inc. (a)(b)	35,330	714,726
Xpresspa Group, Inc. (a)(b)	407	1,404
		10,058,002
Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc.	11,501	550,208
Bloomin' Brands, Inc.	48,644	1,005,958
Caesars Entertainment Corp. (a)(b)	76,774	661,792
Carrols Restaurant Group, Inc. (a)	19,225	205,515
Century Casinos, Inc. (a)	18,295	154,227
Churchill Downs, Inc.	26,259	2,463,094
Chuy's Holdings, Inc. (a)(b)	9,648	215,826
Cracker Barrel Old Country Store, Inc. (b)	12,557	2,034,108
Dave & Buster's Entertainment, Inc.	21,332	1,094,972
Del Frisco's Restaurant Group, Inc. (a)	17,600	149,072
Del Taco Restaurants, Inc. (a)	26,399	272,966
Denny's Corp. (a)	38,990	680,765
Diversified Restaurant Holdings, Inc. (a)	14,071	12,523
Dunkin' Brands Group, Inc. (b)	44,394	3,171,951
El Pollo Loco Holdings, Inc. (a)	20,392	308,531
Eldorado Resorts, Inc. (a)(b)	25,498	1,229,259
Empire Resorts, Inc. (a)	17,333	235,902
Extended Stay America, Inc. unit	100,130	1,826,371
Famous Dave's of America, Inc. (a)(b)	3,113	15,565
Fiesta Restaurant Group, Inc. (a)	14,421	217,324
Gaming Partners International Corp.	2,789	36,536
Golden Entertainment, Inc. (a)(b)	11,711	213,374
Good Times Restaurants, Inc. (a)	8,038	22,225
Habit Restaurants, Inc. Class A (a)(b)	20,233	228,026
Huazhu Group Ltd. ADR (b)	78,146	2,740,580
Inspired Entertainment, Inc. (a)	11,329	77,264
International Speedway Corp. Class A	12,637	546,550
Jack in the Box, Inc.	15,092	1,215,510
Kona Grill, Inc. (a)(b)	389	377
Lindblad Expeditions Holdings (a)	32,411	440,465
Marriott International, Inc. Class A	151,984	19,039,036
Melco Crown Entertainment Ltd. sponsored ADR	127,623	2,940,434
Monarch Casino & Resort, Inc. (a)	10,789	473,098
Nathan's Famous, Inc.	3,678	261,432
Noodles & Co. (a)	27,889	218,650
Papa John's International, Inc. (b)	19,371	846,706
Papa Murphy's Holdings, Inc. (a)(b)	5,342	29,808
Peak Resorts, Inc.	8,205	36,840
Penn National Gaming, Inc. (a)(b)	58,428	1,451,936
Playa Hotels & Resorts NV (a)	69,448	529,194
Potbelly Corp. (a)	13,868	116,769
Rave Restaurant Group, Inc. (a)(b)	4,931	5,720
RCI Hospitality Holdings, Inc.	7,136	166,911
Red Robin Gourmet Burgers, Inc. (a)(b)	6,865	208,765
Red Rock Resorts, Inc.	21,844	614,253
Ruth's Hospitality Group, Inc.	18,941	481,480
Scientific Games Corp. Class A (a)(b)	45,949	1,335,278
Starbucks Corp.	533,578	37,489,190
Texas Roadhouse, Inc. Class A	37,626	2,382,102
The Cheesecake Factory, Inc. (b)	24,411	1,154,640
The Stars Group, Inc. (a)(b)	143,591	2,394,002
Town Sports International Holdings, Inc. (a)	21,501	117,180
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	90,447
Wendy's Co.	138,066	2,392,684
Wingstop, Inc. (b)	16,204	1,079,348
Wynn Resorts Ltd.	47,151	5,966,488
		103,849,227
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	7,501	148,145
Cavco Industries, Inc. (a)	5,290	732,295
Flexsteel Industries, Inc.	5,816	144,760
Garmin Ltd.	102,771	8,629,681
GoPro, Inc. Class A (a)(b)	59,279	345,597
Green Brick Partners, Inc. (a)	26,169	233,166
Helen of Troy Ltd. (a)	13,978	1,567,074
Hooker Furniture Corp.	6,220	195,308
iRobot Corp. (a)(b)	15,168	1,896,910
LGI Homes, Inc. (a)(b)	11,102	656,128
Lifetime Brands, Inc.	11,982	125,332
Live Ventures, Inc. (a)	1,151	9,323
Newell Brands, Inc.	252,505	4,098,156
Nova LifeStyle, Inc. (a)(b)	8,342	6,675
Roku, Inc. Class A (a)(b)	41,940	2,780,203
Sonos, Inc.	52,200	539,226
Turtle Beach Corp. (a)(b)	7,033	108,238
Universal Electronics, Inc. (a)	7,428	248,021
Vuzix Corp.(a)(b)	24,664	80,898
Zagg, Inc. (a)	14,972	173,675
		22,718,811
Internet & Direct Marketing Retail - 7.4%
1-800-FLOWERS.com, Inc. Class A (a)	32,541	580,531
Amazon.com, Inc. (a)	216,209	354,546,004
Baozun, Inc. sponsored ADR (a)(b)	22,802	853,935
CNOVA NV (a)	178,552	690,520
Ctrip.com International Ltd. ADR (a)	208,755	7,124,808
Duluth Holdings, Inc. (a)(b)	18,517	470,332
eBay, Inc.	427,499	15,881,588
Etsy, Inc. (a)	64,374	4,587,935
EVINE Live, Inc. (a)	96,670	50,075
Expedia, Inc.	59,068	7,283,675
Gaia, Inc. Class A (a)(b)	26,637	296,203
Groupon, Inc. (a)	297,429	972,593
JD.com, Inc. sponsored ADR (a)	397,422	11,012,564
Jmu Ltd. sponsored ADR (a)	636	655
Lands' End, Inc. (a)(b)	17,966	327,520
Liberty Expedia Holdings, Inc. (a)	30,746	1,362,048
Liberty Interactive Corp. QVC Group (a)	205	3,637
Liberty Interactive Corp. QVC Group Series A (a)	228,404	4,113,556
Liquidity Services, Inc. (a)	19,085	131,687
MakeMyTrip Ltd. (a)(b)	32,196	908,893
MercadoLibre, Inc. (a)	19,397	8,899,150
NutriSystem, Inc.	16,109	697,198
Overstock.com, Inc. (a)(b)	15,117	299,468
PetMed Express, Inc. (b)	11,596	267,288
Points International Ltd. (a)	16,254	195,211
Remark Holdings, Inc. (a)(b)	25,112	51,982
Shutterfly, Inc. (a)	17,380	778,798
Stamps.com, Inc. (a)(b)	9,758	917,154
The Booking Holdings, Inc. (a)	20,249	34,363,363
U.S. Auto Parts Network, Inc. (a)	40,489	43,323
		457,711,694
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	31,272	392,464
BRP, Inc.	24,000	718,568
Clarus Corp.	14,880	181,238
Escalade, Inc.	6,771	82,606
Hasbro, Inc. (b)	53,896	4,575,770
Johnson Outdoors, Inc. Class A	5,775	379,071
Malibu Boats, Inc. Class A (a)	12,246	565,888
Mattel, Inc. (a)(b)	182,299	2,628,752
MCBC Holdings, Inc. (a)	12,347	304,600
Summer Infant, Inc. (a)	1,750	1,335
		9,830,292
Media - 0.1%
iQIYI, Inc. ADR (a)(b)	159,026	4,319,146
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	102,729	9,895,885
Ollie's Bargain Outlet Holdings, Inc. (a)	33,539	2,958,811
		12,854,696
Specialty Retail - 1.0%
America's Car Mart, Inc. (a)	3,745	305,592
Ascena Retail Group, Inc. (a)(b)	118,628	263,354
Bed Bath & Beyond, Inc. (b)	75,295	1,259,685
Big 5 Sporting Goods Corp. (b)	22,393	90,244
Citi Trends, Inc.	7,084	153,298
Conn's, Inc. (a)(b)	16,466	388,433
DavidsTea, Inc. (a)(b)	13,680	18,468
Destination XL Group, Inc. (a)(b)	28,678	74,850
Five Below, Inc. (a)	29,909	3,599,548
Hibbett Sports, Inc. (a)(b)	12,390	229,711
Kirkland's, Inc. (a)(b)	8,678	101,359
Michaels Companies, Inc. (a)(b)	97,703	1,381,520
Monro, Inc. (b)	18,906	1,442,717
O'Reilly Automotive, Inc. (a)	35,443	13,183,378
Office Depot, Inc.	293,964	1,020,055
Rent-A-Center, Inc. (a)	28,135	523,592
Ross Stores, Inc.	164,178	15,569,000
Sears Hometown & Outlet Stores, Inc. (a)(b)	16,989	37,036
Shoe Carnival, Inc. (b)	8,600	328,004
Sleep Number Corp. (a)	21,930	957,245
Sportsman's Warehouse Holdings, Inc. (a)(b)	40,983	257,783
Tandy Leather Factory, Inc. (a)	5,773	32,617
The Children's Place Retail Stores, Inc. (b)	10,570	1,010,069
Tile Shop Holdings, Inc.	27,665	176,503
Tractor Supply Co.	66,185	6,310,740
Trans World Entertainment Corp. (a)	3,661	1,721
TravelCenters of America LLC (a)	25,541	115,956
Ulta Beauty, Inc. (a)	26,529	8,290,047
Urban Outfitters, Inc. (a)	62,229	1,919,765
Winmark Corp.	2,210	380,673
Zumiez, Inc. (a)	13,387	330,659
		59,753,622
Textiles, Apparel & Luxury Goods - 0.3%
Centric Brands, Inc. (a)	3,423	14,240
Charles & Colvard Ltd. (a)	4,097	4,261
Columbia Sportswear Co.	37,588	3,869,685
Crocs, Inc. (a)	41,108	1,055,653
Crown Crafts, Inc.	8,885	48,423
Fossil Group, Inc. (a)(b)	27,464	429,537
G-III Apparel Group Ltd. (a)	26,962	960,117
Kingold Jewelry, Inc. (a)(b)	26,949	22,907
Lakeland Industries, Inc. (a)	6,566	72,620
lululemon athletica, Inc. (a)	66,723	10,036,474
Nightstar Therapeutics PLC ADR (a)	4,478	66,364
Pinduoduo, Inc. ADR (b)	57,830	1,731,430
Rocky Brands, Inc.	7,518	225,164
Sequential Brands Group, Inc. (a)(b)	33,822	56,821
Steven Madden Ltd.	45,876	1,513,449
Superior Group of Companies, Inc.	8,722	151,588
Vera Bradley, Inc. (a)(b)	18,019	172,081
		20,430,814

TOTAL CONSUMER DISCRETIONARY		746,338,151

CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Celsius Holdings, Inc. (a)(b)	27,686	98,562
Coca-Cola Bottling Co. Consolidated	3,767	933,689
Craft Brew Alliance, Inc. (a)	16,286	277,676
MGP Ingredients, Inc. (b)	8,865	725,600
Monster Beverage Corp. (a)	242,000	15,446,860
National Beverage Corp. (b)	24,871	1,705,902
New Age Beverages Corp. (a)(b)	46,863	275,086
PepsiCo, Inc.	615,237	71,146,007
Primo Water Corp. (a)	22,295	327,068
		90,936,450
Food & Staples Retailing - 1.3%
Andersons, Inc.	17,151	633,901
Casey's General Stores, Inc. (b)	19,834	2,672,433
Chefs' Warehouse Holdings (a)(b)	15,133	484,407
China Jo-Jo Drugstores, Inc. (a)(b)	8,777	23,171
Costco Wholesale Corp.	189,000	41,341,860
G Willi-Food International Ltd. (a)	4,242	35,378
Ingles Markets, Inc. Class A	11,952	371,946
PriceSmart, Inc.	17,300	1,118,618
SpartanNash Co.	18,179	345,037
Sprouts Farmers Market LLC (a)	71,511	1,667,637
Walgreens Boots Alliance, Inc.	413,369	29,427,739
		78,122,127
Food Products - 1.0%
Alico, Inc.	5,485	165,976
Bridgford Foods Corp. (a)	457	11,128
Cal-Maine Foods, Inc. (b)	23,771	1,048,301
Calavo Growers, Inc. (b)	9,217	784,643
Farmer Brothers Co. (a)	11,563	275,778
Freshpet, Inc. (a)(b)	18,533	763,930
Future FinTech Group, Inc. (a)(b)	213	190
Hostess Brands, Inc. Class A (a)(b)	52,454	636,792
J&J Snack Foods Corp.	10,098	1,568,017
John B. Sanfilippo & Son, Inc.	4,608	320,164
Lancaster Colony Corp.	14,480	2,270,030
Landec Corp. (a)	22,245	285,626
Lifeway Foods, Inc. (a)	8,620	19,654
Limoneira Co.	11,551	270,293
Mondelez International, Inc.	634,405	29,918,540
nLIGHT, Inc. (a)(b)	19,849	424,570
Origin Agritech Ltd. (a)(b)	1,140	7,638
Pilgrim's Pride Corp. (a)(b)	131,026	2,577,281
Pingtan Marine Enterprise Ltd. (b)	37,129	80,199
S&W Seed Co. (a)	10,249	29,825
Sanderson Farms, Inc. (b)	11,962	1,378,022
Seneca Foods Corp. Class A (a)	5,997	177,031
SunOpta, Inc. (a)(b)	45,709	118,843
The Hain Celestial Group, Inc. (a)(b)	57,981	1,140,486
The Kraft Heinz Co.	524,382	17,404,239
The Simply Good Foods Co. (a)	44,451	909,467
		62,586,663
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,533	766,794
WD-40 Co. (b)	7,272	1,301,470
		2,068,264
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,270,246
LifeVantage Corp. (a)	12,732	185,505
Mannatech, Inc.	1,439	27,967
Natural Alternatives International, Inc. (a)	3,874	44,977
Natural Health Trends Corp. (b)	6,237	79,335
Nature's Sunshine Products, Inc. (a)	9,832	81,606
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	279,292
Reliv International, Inc. (a)	131	563
United-Guardian, Inc.	2,237	44,628
Veru, Inc. (a)	11,933	17,661
		2,031,780

TOTAL CONSUMER STAPLES		235,745,284

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
CSI Compressco LP	27,393	85,740
Dawson Geophysical Co.	12,053	43,511
ENGlobal Corp. (a)	12,532	10,554
Geospace Technologies Corp. (a)	15,645	256,578
Gulf Island Fabrication, Inc. (a)	14,634	143,413
KLX Energy Services Holdings, Inc. (a)	11,060	291,542
Mammoth Energy Services, Inc. (b)	24,626	566,152
Matrix Service Co. (a)	14,130	295,176
Mitcham Industries, Inc. (a)	6,441	26,279
NCS Multistage Holdings, Inc. (a)(b)	29,159	160,666
Patterson-UTI Energy, Inc.	115,875	1,536,503
PHI, Inc. (non-vtg.) (a)(b)	5,044	15,687
Profire Energy, Inc. (a)	42,605	79,671
RigNet, Inc. (a)	10,255	158,747
SAExploration Holdings, Inc. (a)(b)	22,492	89,968
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	30	0
warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	65,221
Synthesis Energy Systems, Inc. (a)(b)	7,185	4,670
		3,830,078
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	86,340	107,925
Aemetis, Inc. (a)	5,390	4,800
Alliance Resource Partners LP	70,562	1,368,903
Alta Mesa Resources, Inc. Class A (a)(b)	100,566	25,946
Amplify Energy Corp. warrants 5/4/22 (a)	717	16
Approach Resources, Inc. (a)(b)	62,664	58,798
Berry Petroleum Corp.	42,400	539,752
Blueknight Energy Partners LP	24,490	32,572
Calumet Specialty Products Partners LP (a)	49,104	139,946
Capital Product Partners LP	69,888	159,345
Carrizo Oil & Gas, Inc. (a)(b)	46,912	515,094
Centennial Resource Development, Inc. Class A (a)(b)	146,786	1,331,349
Clean Energy Fuels Corp. (a)	106,285	243,393
Diamondback Energy, Inc. (b)	54,936	5,654,562
Dorchester Minerals LP	24,044	438,082
Extraction Oil & Gas, Inc. (a)(b)	95,555	401,331
Gevo, Inc. (a)	116	270
Golar LNG Ltd.	51,425	1,061,412
Golar LNG Partners LP	40,472	522,089
Green Plains Partners LP	13,251	212,149
Green Plains, Inc. (b)	21,706	338,614
Gulfport Energy Corp. (a)	95,542	731,852
Hallador Energy Co.	17,199	92,359
Hongli Clean Energy Technologies Corp. (a)(c)	448	2,074
Isramco, Inc. (a)	1,333	151,229
Legacy Reserves, Inc. (a)(b)	107,300	128,760
Lonestar Resources U.S., Inc. (a)	22,387	100,070
Marine Petroleum Trust	339	729
Martin Midstream Partners LP	22,574	290,979
Mid-Con Energy Partners LP (a)	9,638	9,444
Nextdecade Corp. (a)(b)	60,743	217,460
Pacific Ethanol, Inc. (a)(b)	45,915	53,261
PDC Energy, Inc. (a)	34,350	1,273,355
Penn Virginia Corp. (a)	8,755	469,793
PrimeEnergy Corp. (a)	309	42,030
Ramaco Resources, Inc. (a)	21,088	112,399
Renewable Energy Group, Inc. (a)(b)	19,160	509,081
StealthGas, Inc. (a)	17,223	55,803
Tellurian, Inc. (a)(b)	124,885	1,281,320
Torchlight Energy Resources, Inc. (a)	26,806	43,828
TransGlobe Energy Corp.	77,310	153,333
U.S. Energy Corp. (a)	529	426
Ultra Petroleum Corp. (a)(b)	128,433	86,384
Vertex Energy, Inc. (a)	16,128	20,644
Viper Energy Partners LP	32,783	1,078,889
Westwater Resources, Inc. (a)	11,627	1,672
Zion Oil & Gas, Inc. (a)(b)	109,097	53,796
		20,117,318

TOTAL ENERGY		23,947,396

FINANCIALS - 6.4%
Banks - 2.9%
1st Constitution Bancorp	4,489	83,810
1st Source Corp.	16,617	790,138
ACNB Corp.	3,707	146,056
Allegiance Bancshares, Inc. (a)	13,633	521,599
American National Bankshares, Inc.	4,566	163,463
American River Bankshares	3,241	44,013
Ameris Bancorp	27,117	1,105,560
Ames National Corp.	5,624	156,516
Arrow Financial Corp.	7,516	266,217
Atlantic Capital Bancshares, Inc. (a)	20,721	399,501
BancFirst Corp.	20,722	1,168,306
Bancorp, Inc., Delaware (a)	36,694	332,815
Bank of Commerce Holdings	7,378	83,740
Bank of Marin Bancorp	12,088	537,916
Bank OZK	67,812	2,224,234
Bankwell Financial Group, Inc.	3,662	110,849
Banner Corp.	19,210	1,193,517
BCB Bancorp, Inc.	8,286	108,712
Blue Hills Bancorp, Inc.	17,058	424,403
BOK Financial Corp.	40,141	3,630,352
Boston Private Financial Holdings, Inc.	54,176	644,153
Bridge Bancorp, Inc.	14,538	479,318
Brookline Bancorp, Inc., Delaware	43,929	701,985
Bryn Mawr Bank Corp.	10,749	438,129
C & F Financial Corp.	2,556	131,864
Camden National Corp.	9,456	424,102
Capital City Bank Group, Inc.	16,256	401,198
Capstar Financial Holdings, Inc.	8,430	141,287
Carolina Financial Corp.	11,075	405,567
Cathay General Bancorp	42,540	1,652,254
Centerstate Banks of Florida, Inc.	51,622	1,365,918
Central Valley Community Bancorp	7,252	141,196
Century Bancorp, Inc. Class A (non-vtg.)	2,015	155,860
Chemical Financial Corp.	37,463	1,716,929
Chemung Financial Corp.	3,113	145,004
Citizens Holding Co.	1,310	27,654
City Holding Co. (b)	11,138	892,599
Civista Bancshares, Inc.	8,204	174,991
CNB Financial Corp., Pennsylvania	9,872	274,442
Codorus Valley Bancorp, Inc.	5,280	119,750
Colony Bankcorp, Inc.	3,930	62,919
Columbia Banking Systems, Inc.	38,920	1,474,290
Commerce Bancshares, Inc. (b)	60,141	3,784,673
Community Bankers Trust Corp.	16,444	131,223
Community Financial Corp.	2,945	88,527
Community Trust Bancorp, Inc.	10,703	457,874
ConnectOne Bancorp, Inc.	20,190	435,498
County Bancorp, Inc.	3,530	67,388
CVB Financial Corp.	75,320	1,716,543
DNB Financial Corp.	2,276	88,764
Eagle Bancorp Montana, Inc.	2,037	35,199
Eagle Bancorp, Inc. (a)(b)	20,439	1,209,784
East West Bancorp, Inc.	77,848	4,251,279
Enterprise Bancorp, Inc.	6,421	203,674
Enterprise Financial Services Corp.	12,057	544,735
Equity Bancshares, Inc. (a)	10,160	345,338
Farmers & Merchants Bancorp, Inc.	5,124	156,846
Farmers National Banc Corp.	15,930	234,490
Fidelity Southern Corp.	20,728	675,318
Fifth Third Bancorp	363,215	10,017,470
Financial Institutions, Inc.	9,689	292,026
First Bancorp, North Carolina	16,272	637,700
First Bancshares, Inc.	8,966	293,726
First Bank Hamilton New Jersey	14,532	168,135
First Busey Corp.	30,575	823,691
First Citizens Bancshares, Inc.	5,801	2,532,601
First Community Bankshares, In	13,267	475,622
First Community Corp.	3,289	65,944
First Financial Bancorp, Ohio (b)	50,984	1,413,786
First Financial Bankshares, Inc. (b)	36,665	2,377,725
First Financial Corp., Indiana	6,418	284,831
First Financial Northwest, Inc.	9,535	154,658
First Foundation, Inc.	23,394	356,759
First Guaranty Bancshares, Inc.	6,656	139,044
First Hawaiian, Inc.	71,406	1,925,106
First Internet Bancorp	8,630	186,408
First Interstate Bancsystem, Inc.	20,453	851,663
First Merchants Corp.	26,366	1,064,923
First Mid-Illinois Bancshares, Inc.	10,420	363,762
First Midwest Bancorp, Inc., Delaware	54,983	1,272,856
First Northwest Bancorp	6,090	98,171
First of Long Island Corp.	18,772	438,514
Flushing Financial Corp.	19,256	446,932
Fulton Financial Corp.	91,796	1,577,055
German American Bancorp, Inc.	17,425	539,652
Glacier Bancorp, Inc. (b)	45,158	1,978,824
Great Southern Bancorp, Inc.	10,419	590,028
Grupo Financiero Galicia SA sponsored ADR	38,413	1,174,285
Guaranty Bancshares, Inc. Texas	5,682	174,778
Hancock Whitney Corp.	44,778	1,955,903
Hanmi Financial Corp.	20,339	469,424
HarborOne Bancorp, Inc. (a)	17,068	275,307
Hawthorn Bancshares, Inc.	762	18,014
Heartland Financial U.S.A., Inc.	18,184	883,561
Heritage Commerce Corp.	29,498	412,087
Heritage Financial Corp., Washington (b)	17,926	590,124
Home Bancshares, Inc.	92,056	1,793,251
HomeTrust Bancshares, Inc.	10,028	273,062
Hope Bancorp, Inc.	71,026	1,035,559
Horizon Bancorp, Inc. Indiana	28,426	502,287
Howard Bancorp, Inc. (a)	11,970	158,842
Huntington Bancshares, Inc.	593,654	8,554,554
IBERIABANK Corp.	29,836	2,334,070
Independent Bank Corp.	20,718	481,694
Independent Bank Corp., Massachusetts (b)	15,951	1,357,909
Independent Bank Group, Inc.	23,311	1,351,106
International Bancshares Corp.	40,448	1,651,087
Investar Holding Corp.	6,123	149,034
Investors Bancorp, Inc.	158,963	1,998,165
Lakeland Bancorp, Inc.	40,167	671,994
Lakeland Financial Corp. (b)	16,292	787,229
Landmark Bancorp, Inc.	2,319	55,215
LCNB Corp.	10,503	178,551
LegacyTexas Financial Group, Inc. (b)	27,519	1,148,368
Live Oak Bancshares, Inc. (b)	19,604	317,781
Macatawa Bank Corp.	18,076	197,209
MB Financial, Inc.	44,313	2,006,050
MBT Financial Corp.	15,269	169,028
Mercantil Bank Holding Corp. Class A	3,034	48,028
Mercantile Bank Corp.	10,872	376,497
Midland States Bancorp, Inc.	16,529	421,490
MidWestOne Financial Group, Inc.	6,443	200,313
MutualFirst Financial, Inc.	4,521	142,140
National Bankshares, Inc.	3,435	135,683
National Commerce Corp. (a)	12,596	550,319
NBT Bancorp, Inc.	26,688	1,030,957
Nicolet Bankshares, Inc. (a)	5,764	330,969
Northeast Bancorp (b)	4,229	85,764
Northrim Bancorp, Inc.	4,668	175,097
Norwood Financial Corp.	3,112	95,352
Oak Valley Bancorp Oakdale California (b)	4,371	78,022
Old Line Bancshares, Inc.	13,514	387,041
Old National Bancorp, Indiana (b)	94,569	1,681,437
Old Point Financial Corp.	2,751	63,961
Old Second Bancorp, Inc.	21,866	312,246
Opus Bank	23,539	535,983
Orrstown Financial Services, Inc.	6,448	131,668
Pacific Mercantile Bancorp (a)	11,962	98,687
Pacific Premier Bancorp, Inc.	41,228	1,230,656
PacWest Bancorp	65,916	2,703,874
Patriot National Bancorp, Inc.	1,723	24,897
PCSB Financial Corp.	14,340	291,532
Peapack-Gladstone Financial Corp.	13,648	396,884
Penns Woods Bancorp, Inc.	2,428	106,492
People's Utah Bancorp	10,817	317,587
Peoples Bancorp of North Carolina	2,809	79,214
Peoples Bancorp, Inc.	13,997	466,660
Peoples Financial Services Corp.	3,750	164,063
Peoples United Financial, Inc.	204,745	3,636,271
Pinnacle Financial Partners, Inc. (b)	41,043	2,408,814
Popular, Inc.	53,823	3,034,541
Preferred Bank, Los Angeles	9,881	506,105
Premier Financial Bancorp, Inc.	11,962	198,210
QCR Holdings, Inc.	9,138	326,684
Randolph Bancorp, Inc. (a)	3,346	50,525
Reliant Bancorp, Inc.	8,340	182,980
Renasant Corp.	31,733	1,214,739
Republic Bancorp, Inc., Kentucky Class A	11,825	534,963
Republic First Bancorp, Inc. (a)	37,362	239,117
S&T Bancorp, Inc. (b)	20,420	844,980
Salisbury Bancorp, Inc.	1,410	61,829
Sandy Spring Bancorp, Inc.	18,543	650,303
SB Financial Group, Inc.	2,487	46,631
SB One Bancorp	5,449	128,869
Seacoast Banking Corp., Florida (a)(b)	27,356	793,871
Select Bancorp, Inc. New (a)	6,715	77,693
ServisFirst Bancshares, Inc. (b)	31,925	1,116,417
Shore Bancshares, Inc.	8,029	126,457
Sierra Bancorp	8,669	233,630
Signature Bank	29,716	4,034,244
Simmons First National Corp. Class A	48,669	1,305,789
SmartFinancial, Inc. (a)	6,702	131,493
Sound Financial Bancorp, Inc.	560	19,544
South State Corp.	19,229	1,366,028
Southern First Bancshares, Inc. (a)	3,716	141,580
Southern National Bancorp of Virginia, Inc.	14,443	228,922
Southside Bancshares, Inc.	18,447	640,480
Stock Yards Bancorp, Inc.	16,337	581,924
Summit Financial Group, Inc.	8,817	215,223
Summit State Bank	3,173	39,472
SVB Financial Group (a)	28,623	7,074,461
Texas Capital Bancshares, Inc. (a)	26,188	1,598,254
The Bank of Princeton (b)	3,503	113,953
The First Bancorp, Inc.	5,730	150,986
TowneBank	39,887	1,099,685
Trico Bancshares	20,207	812,726
TriState Capital Holdings, Inc. (a)(b)	23,198	524,507
Triumph Bancorp, Inc. (a)	13,714	464,493
Trustmark Corp.	44,476	1,578,008
UMB Financial Corp. (b)	26,185	1,801,790
Umpqua Holdings Corp.	116,052	2,109,825
Union Bankshares Corp.	44,544	1,584,430
Union Bankshares, Inc.	2,141	99,557
United Bankshares, Inc., West Virginia (b)	54,966	2,110,145
United Community Bank, Inc.	45,447	1,258,427
United Security Bancshares, Inc.	3,330	33,566
Unity Bancorp, Inc.	5,218	115,266
Univest Corp. of Pennsylvania	18,579	492,529
Valley National Bancorp	179,630	1,896,893
Veritex Holdings, Inc.	28,235	790,862
Washington Trust Bancorp, Inc. (b)	11,648	610,355
Wellesley Bancorp, Inc.	1,635	53,154
WesBanco, Inc.	31,582	1,340,024
West Bancorp., Inc.	8,623	199,364
Westamerica Bancorp. (b)	16,135	1,037,158
Wintrust Financial Corp.	29,644	2,183,873
Zions Bancorporation	103,830	5,305,713
		178,605,264
Capital Markets - 1.9%
Altus Midstream Co. (a)(b)	32,354	198,006
B. Riley Financial, Inc. (b)	14,066	239,685
BGC Partners, Inc. Class A	154,607	947,741
Blucora, Inc. (a)	26,443	711,052
Brighthouse Financial, Inc. (a)	63,132	2,444,471
Capital Southwest Corp. (b)	11,586	251,300
Capitala Finance Corp.	9,727	81,707
Carlyle Group LP	66,783	1,182,727
China Finance Online Co. Ltd. ADR (a)(b)	8,455	9,808
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	26,020
CM Finance, Inc.	10,178	80,915
CME Group, Inc.	184,923	33,639,343
Cowen Group, Inc. Class A (a)(b)	15,542	240,590
Diamond Hill Investment Group, Inc.	2,071	293,999
E*TRADE Financial Corp.	138,844	6,801,968
GTY Govtech, Inc. (a)(b)	28,848	245,208
Hamilton Lane, Inc. Class A	13,762	642,410
Harvest Capital Credit Corp.	3,546	35,832
Hennessy Advisors, Inc.	3,812	39,073
Horizon Technology Finance Corp.	12,178	153,930
iFresh, Inc. (a)(b)	6,078	8,023
INTL FCStone, Inc. (a)(b)	11,087	482,285
LPL Financial	46,959	3,541,178
MarketAxess Holdings, Inc. (b)	20,201	4,926,620
Morningstar, Inc.	23,285	2,946,950
Newtek Business Services Corp. (b)	17,076	338,788
Northern Trust Corp.	119,952	11,179,526
SEI Investments Co.	83,484	4,403,781
Siebert Financial Corp. (a)(b)	13,759	173,363
Silvercrest Asset Management Group Class A	5,385	80,721
T. Rowe Price Group, Inc.	130,246	13,080,606
TD Ameritrade Holding Corp.	286,476	16,137,193
The NASDAQ OMX Group, Inc.	89,625	8,206,961
TheStreet.com, Inc. (a)	25,607	56,591
U.S. Global Investments, Inc. Class A (b)	15,643	20,179
Value Line, Inc.	5,177	104,058
Virtu Financial, Inc. Class A	24,824	624,075
Virtus Investment Partners, Inc.	4,331	443,105
Wins Finance Holdings, Inc. (a)	9,151	215,964
WisdomTree Investments, Inc.	80,424	625,699
Yintech Investment Holdings Ltd. sponsored ADR	5,350	35,524
		115,896,975
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,291	8,293
Consumer Portfolio Services, Inc. (a)	11,810	49,720
Credit Acceptance Corp. (a)(b)	10,504	4,620,289
Encore Capital Group, Inc. (a)(b)	18,864	645,149
EZCORP, Inc. (non-vtg.) Class A (a)(b)	27,154	265,295
First Cash Financial Services, Inc.	27,098	2,375,411
LexinFintech Holdings Ltd. ADR (a)(b)	40,374	470,357
Navient Corp.	148,246	1,811,566
Nicholas Financial, Inc. (a)	4,973	51,421
PRA Group, Inc. (a)(b)	26,291	846,307
SLM Corp.	242,531	2,679,968
World Acceptance Corp. (a)	6,070	746,610
		14,570,386
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	45,418
Ability, Inc. (a)	463	838
China Bat Group, Inc. (a)(b)	2,229	3,611
Columbia Financial, Inc. (b)	60,329	967,074
Focus Financial Partners, Inc. Class A (b)	22,830	864,116
GDS Holdings Ltd. ADR (a)(b)	25,767	857,268
LM Funding America, Inc. (a)(b)	30,394	43,463
Marlin Business Services Corp.	10,171	239,425
RBB Bancorp	8,596	186,103
		3,207,316
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	15,445
AMBAC Financial Group, Inc. (a)	23,824	471,000
American National Insurance Co.	14,054	2,068,608
Amerisafe, Inc.	10,118	638,547
Arch Capital Group Ltd. (a)	217,647	7,110,527
Atlas Financial Holdings, Inc. (a)	12,786	116,097
Cincinnati Financial Corp.	88,279	7,664,383
Conifer Holdings, Inc. (a)	3,170	12,680
Donegal Group, Inc. Class A	11,965	161,169
eHealth, Inc. (a)	12,701	678,360
EMC Insurance Group	11,623	371,122
Enstar Group Ltd. (a)	9,395	1,676,068
Erie Indemnity Co. Class A (b)	25,271	4,503,798
Fanhua, Inc. ADR (b)	19,517	491,828
Fednat Holding Co.	9,090	165,893
Global Indemnity Ltd.	6,861	264,697
Goosehead Insurance (b)	6,183	195,074
Greenlight Capital Re, Ltd. (a)(b)	16,462	184,210
Hallmark Financial Services, Inc. (a)	9,995	104,448
Health Insurance Innovations, Inc. (a)(b)	7,603	282,908
Investors Title Co.	1,165	198,528
James River Group Holdings Ltd.	15,667	643,757
Kingstone Companies, Inc.	5,340	89,765
Kinsale Capital Group, Inc.	12,990	867,212
Maiden Holdings Ltd.	67,236	82,700
National General Holdings Corp.	56,437	1,456,639
National Western Life Group, Inc.	1,801	554,708
Navigators Group, Inc.	15,538	1,084,242
NI Holdings, Inc. (a)	11,932	180,054
Oxbridge Re Holdings Ltd. (a)	1,344	1,330
Principal Financial Group, Inc.	153,476	8,078,977
Protective Insurance Corp. Class B	6,937	146,440
Safety Insurance Group, Inc.	9,688	865,526
Selective Insurance Group, Inc.	30,943	2,041,000
Sirius International Insurance (a)	65	826
State Auto Financial Corp. (b)	22,787	767,238
Tiptree, Inc.	19,919	122,103
Trupanion, Inc. (a)(b)	17,525	531,884
Unico American Corp. (a)	761	4,650
United Fire Group, Inc.	13,088	637,909
United Insurance Holdings Corp.	27,483	450,172
Willis Group Holdings PLC (b)	72,782	12,519,960
		58,502,482
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	256,768	4,531,955
Manhattan Bridge Capital, Inc.	5,249	34,066
New York Mortgage Trust, Inc. (b)	92,334	554,004
		5,120,025
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8,763	626,993
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	260,679
BankFinancial Corp.	14,628	228,782
Beneficial Bancorp, Inc.	46,500	749,580
BSB Bancorp, Inc. (a)	6,930	244,629
Capitol Federal Financial, Inc.	72,755	972,734
Carver Bancorp, Inc. (a)	695	2,446
Citizens Community Bancorp, Inc.	3,814	45,463
Dime Community Bancshares, Inc.	28,629	572,007
Entegra Financial Corp. (a)	4,492	107,943
First Capital, Inc.	704	35,200
First Defiance Financial Corp.	14,450	447,083
FS Bancorp, Inc.	2,413	125,114
Greene County Bancorp, Inc.	3,965	124,898
Hingham Institution for Savings	1,454	284,693
HMN Financial, Inc. (a)	2,379	50,482
Home Bancorp, Inc.	7,434	262,941
HomeStreet, Inc. (a)	17,959	501,056
HopFed Bancorp, Inc.	3,975	79,937
Kearny Financial Corp.	52,753	716,913
LendingTree, Inc. (a)(b)	7,582	2,418,279
Meridian Bancorp, Inc. Maryland	33,634	547,898
Meta Financial Group, Inc.	21,290	497,122
MMA Capital Management, LLC (a)	3,757	106,511
NMI Holdings, Inc. (a)(b)	38,659	933,615
Northfield Bancorp, Inc.	40,297	600,828
Northwest Bancshares, Inc. (b)	55,424	1,030,886
OceanFirst Financial Corp.	26,385	664,902
Oritani Financial Corp. (b)	30,646	550,096
PB Bancorp, Inc.	4,855	54,376
Provident Bancorp, Inc. (a)	7,196	165,724
Prudential Bancorp, Inc.	4,228	76,823
Riverview Bancorp, Inc.	11,994	92,834
Severn Bancorp, Inc.	318	2,789
Southern Missouri Bancorp, Inc.	5,303	191,863
TFS Financial Corp. (b)	151,404	2,593,551
Timberland Bancorp, Inc.	4,312	131,947
Trustco Bank Corp., New York	71,787	608,036
United Community Financial Corp.	40,273	403,535
United Financial Bancorp, Inc. New	28,400	441,052
Washington Federal, Inc.	44,185	1,355,596
Waterstone Financial, Inc.	20,236	340,774
Westfield Financial, Inc.	19,217	188,711
WMI Holdings Corp. (a)	48,924	667,813
WSFS Financial Corp.	20,532	888,625
		21,366,766

TOTAL FINANCIALS		397,896,207

HEALTH CARE - 10.4%
Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)	21,245	149,140
AC Immune SA (a)(b)	32,299	149,221
ACADIA Pharmaceuticals, Inc. (a)(b)	83,310	2,207,715
Acceleron Pharma, Inc. (a)	27,847	1,226,382
Achaogen, Inc. (a)(b)	23,844	17,289
Achillion Pharmaceuticals, Inc. (a)	100,610	252,531
Acorda Therapeutics, Inc. (a)(b)	24,577	362,265
Adamas Pharmaceuticals, Inc. (a)(b)	14,212	159,032
Adaptimmune Therapeutics PLC sponsored ADR (a)	51,246	224,970
ADMA Biologics, Inc. (a)(b)	30,497	124,733
Aduro Biotech, Inc. (a)	72,379	311,230
Adverum Biotechnologies, Inc. (a)	45,492	184,243
Aeglea BioTherapeutics, Inc. (a)	17,024	142,321
AEterna Zentaris, Inc. (a)	7,447	29,565
Affimed NV (a)(b)	66,074	231,920
Agenus, Inc. (a)(b)	62,916	194,410
Agios Pharmaceuticals, Inc. (a)(b)	34,646	2,247,486
Aileron Therapeutics, Inc. (a)(b)	22,952	38,100
Aimmune Therapeutics, Inc. (a)(b)	32,857	791,525
Akebia Therapeutics, Inc. (a)	62,149	452,445
Albireo Pharma, Inc. (a)	8,861	249,171
Alcobra Pharma Ltd. (a)(b)	5,645	28,451
Alder Biopharmaceuticals, Inc. (a)(b)	38,201	489,737
Aldeyra Therapeutics, Inc. (a)	9,297	75,120
Alexion Pharmaceuticals, Inc. (a)	96,889	13,111,988
Alkermes PLC (a)	83,061	2,763,439
Allakos, Inc. (a)(b)	34,164	1,365,193
Allogene Therapeutics, Inc. (b)	63,921	2,025,656
Alnylam Pharmaceuticals, Inc. (a)	56,153	4,773,005
Alpine Immune Sciences, Inc. (a)	7,313	50,679
Altimmune, Inc. (a)	14,423	38,798
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	311,886
Amarin Corp. PLC ADR (a)(b)	170,468	3,489,480
Amgen, Inc.	277,504	52,747,960
Amicus Therapeutics, Inc. (a)(b)	107,587	1,301,803
AnaptysBio, Inc. (a)(b)	14,537	1,001,163
Anavex Life Sciences Corp. (a)(b)	22,119	47,335
Apellis Pharmaceuticals, Inc. (a)	32,346	490,042
Applied Genetic Technologies Corp. (a)	20,912	79,466
Aptevo Therapeutics, Inc. (a)	22,122	34,068
Aptinyx, Inc. (b)	8,921	47,281
Aptose Biosciences, Inc. (a)	17,740	31,141
AquaBounty Technologies, Inc. (a)(b)	28,451	67,429
Aquinox Pharmaceuticals, Inc. (a)	21,270	56,153
Arbutus Biopharma Corp. (a)(b)	34,682	152,254
Arena Pharmaceuticals, Inc. (a)	25,982	1,297,021
Argenx SE ADR (a)(b)	12,861	1,714,243
ArQule, Inc. (a)	69,672	227,827
Array BioPharma, Inc. (a)	124,972	2,866,858
Arrowhead Pharmaceuticals, Inc. (a)(b)	52,260	1,020,115
Arsanis, Inc. (a)(b)	18,313	50,544
Ascendis Pharma A/S sponsored ADR (a)	23,679	1,724,305
Atara Biotherapeutics, Inc. (a)(b)	23,297	834,266
Athersys, Inc. (a)(b)	104,254	155,338
aTyr Pharma, Inc. (a)(b)	5,317	2,552
Audentes Therapeutics, Inc. (a)	20,807	637,110
Aurinia Pharmaceuticals, Inc. (a)(b)	64,985	438,649
AVEO Pharmaceuticals, Inc. (a)(b)	89,830	48,463
Avid Bioservices, Inc. (a)	29,117	113,265
AVROBIO, Inc.	16,680	277,889
Axovant Sciences Ltd. (a)(b)	160,927	214,033
BeiGene Ltd. ADR (a)(b)	20,858	2,858,589
Bellicum Pharmaceuticals, Inc. (a)	22,452	72,071
BioCryst Pharmaceuticals, Inc. (a)	67,634	558,657
Biogen, Inc. (a)	89,000	29,192,890
BioLine RX Ltd. sponsored ADR (a)	57,628	23,627
BioMarin Pharmaceutical, Inc. (a)	77,142	7,194,263
Biospecifics Technologies Corp. (a)	5,980	415,311
bluebird bio, Inc. (a)(b)	29,605	4,595,288
Blueprint Medicines Corp. (a)	25,071	2,060,585
BrainStorm Cell Therpeutic, Inc. (a)(b)	29,253	113,940
Calithera Biosciences, Inc. (a)	16,354	90,765
Calyxt, Inc. (a)(b)	19,626	314,605
Cancer Genetics, Inc. (a)(b)	143,880	38,128
Capricor Therapeutics, Inc. (a)	12,301	5,297
Cara Therapeutics, Inc. (a)(b)	19,895	339,210
CareDx, Inc. (a)	24,964	776,880
CASI Pharmaceuticals, Inc. (a)(b)	47,269	155,042
Catalyst Biosciences, Inc. (a)	8,396	71,534
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	141,097
Celgene Corp. (a)	310,234	25,786,650
Celldex Therapeutics, Inc. (a)	25,901	137,793
Cellectis SA sponsored ADR (a)	8,366	149,584
Cellular Biomedicine Group, Inc. (a)(b)	10,531	201,353
Celsion Corp. (a)(b)	9,296	20,916
ChemoCentryx, Inc. (a)	25,797	277,318
Chimerix, Inc. (a)	27,141	55,096
China Biologic Products Holdings, Inc. (a)(b)	20,419	1,640,871
Cidara Therapeutics, Inc. (a)	11,639	33,753
Cleveland Biolabs, Inc. (a)	4,912	6,091
Clovis Oncology, Inc. (a)(b)	31,645	958,211
Coherus BioSciences, Inc. (a)	35,228	505,170
Conatus Pharmaceuticals, Inc. (a)(b)	78,690	152,659
Concert Pharmaceuticals, Inc. (a)	16,713	253,870
ContraFect Corp. (a)	68,106	32,085
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	315,784
Corvus Pharmaceuticals, Inc. (a)	22,350	108,174
Crinetics Pharmaceuticals, Inc. (a)(b)	6,845	163,596
CRISPR Therapeutics AG (a)(b)	29,218	1,034,025
CTI BioPharma Corp. (a)(b)	48,952	49,931
Cue Biopharma, Inc. (a)(b)	5,942	38,029
Curis, Inc. (a)(b)	67,371	70,740
Cyclacel Pharmaceuticals, Inc. (a)	2,985	2,388
Cytokinetics, Inc. (a)	37,780	272,772
CytomX Therapeutics, Inc. (a)	23,173	260,001
CytRx Corp. (a)	40,315	27,616
DBV Technologies SA sponsored ADR (a)(b)	18,600	151,404
Deciphera Pharmaceuticals, Inc. (a)(b)	19,458	552,607
DelMar Pharmaceuticals, Inc. (a)	4,500	1,463
Denali Therapeutics, Inc. (a)(b)	54,017	1,175,410
Dicerna Pharmaceuticals, Inc. (a)	40,083	489,413
Dynavax Technologies Corp. (a)(b)	23,641	217,497
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	391,297
Edge Therapeutics, Inc. (a)(b)	94,051	37,244
Editas Medicine, Inc. (a)(b)	29,210	602,602
Eidos Therapeutics, Inc. (b)	14,909	275,369
Eiger Biopharmaceuticals, Inc. (a)	4,713	62,212
Enanta Pharmaceuticals, Inc. (a)	10,515	1,078,208
Epizyme, Inc. (a)	37,039	480,025
Esperion Therapeutics, Inc. (a)(b)	14,096	649,826
Evelo Biosciences, Inc. (b)	6,137	53,944
Exact Sciences Corp. (a)(b)	53,909	4,905,719
Exelixis, Inc. (a)	160,013	3,582,691
Fate Therapeutics, Inc. (a)(b)	43,000	675,530
Fibrocell Science, Inc. (a)(b)	1,683	3,534
FibroGen, Inc. (a)	47,669	2,755,268
Five Prime Therapeutics, Inc. (a)	18,559	214,913
Flexion Therapeutics, Inc. (a)(b)	22,770	314,681
Fortress Biotech, Inc. (a)(b)	102,429	214,077
Forty Seven, Inc. (b)	15,819	264,177
Forward Pharma A/S sponsored ADR (a)	3,498	4,547
Galapagos Genomics NV sponsored ADR (a)(b)	5,742	560,534
Galectin Therapeutics, Inc. (a)(b)	32,120	167,345
Galmed Pharmaceuticals Ltd. (a)	11,746	96,787
Gamida Cell Ltd. (a)	3,734	48,393
Genomic Health, Inc.(a)	22,171	1,684,331
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	89,652	130,892
Gilead Sciences, Inc.	559,745	36,394,620
Global Blood Therapeutics, Inc. (a)(b)	30,732	1,613,430
GlycoMimetics, Inc. (a)(b)	25,873	317,979
Grifols SA ADR (b)	80,663	1,555,183
Gritstone Oncology, Inc. (b)	16,561	212,974
GTx, Inc. (a)(b)	15,451	15,436
Halozyme Therapeutics, Inc. (a)	79,013	1,362,974
Heron Therapeutics, Inc. (a)(b)	19,155	507,033
Histogenics Corp. (a)	68,742	8,510
Homology Medicines, Inc. (a)(b)	18,820	554,814
Idera Pharmaceuticals, Inc. (a)	34,140	95,251
Immune Design Corp. (a)	38,414	223,569
ImmunoGen, Inc. (a)	106,264	501,566
Immunomedics, Inc. (a)(b)	108,124	1,704,034
Incyte Corp. (a)	92,996	8,019,045
Infinity Pharmaceuticals, Inc. (a)(b)	24,223	38,030
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	183,494
Insmed, Inc. (a)(b)	43,109	1,278,182
Insys Therapeutics, Inc. (a)(b)	49,048	308,512
Intec Pharma Ltd. (a)(b)	17,341	154,335
Intellia Therapeutics, Inc. (a)(b)	30,035	457,433
Intercept Pharmaceuticals, Inc. (a)(b)	17,915	1,786,842
Intrexon Corp. (a)(b)	63,800	508,486
Ionis Pharmaceuticals, Inc. (a)(b)	73,771	5,237,003
Iovance Biotherapeutics, Inc. (a)	63,565	652,813
Ironwood Pharmaceuticals, Inc. Class A (a)	84,201	1,199,022
Jounce Therapeutics, Inc. (a)	23,443	104,321
Kalvista Pharmaceuticals, Inc. (a)(b)	11,640	263,995
Kamada (a)(b)	21,224	131,589
Karyopharm Therapeutics, Inc. (a)(b)	36,698	151,563
Kezar Life Sciences, Inc.	4,232	86,121
Kindred Biosciences, Inc. (a)	19,674	212,873
Kiniksa Pharmaceuticals Ltd. (b)	13,830	248,249
Krystal Biotech, Inc. (a)(b)	5,168	115,556
Kura Oncology, Inc. (a)	21,217	323,347
La Jolla Pharmaceutical Co. (a)(b)	30,869	175,953
Leap Therapeutics, Inc. (a)	43,421	67,737
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	297,335
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	11,364	1,410,045
General CVR (a)	1,518	8
Glucagon CVR	1,518	152
rights (a)	1,518	8
TR Beta CVR (a)	1,518	211
Liquidia Technologies, Inc.	4,803	96,156
LogicBio Therapeutics, Inc.	5,257	48,207
Macrogenics, Inc. (a)	25,781	515,620
Madrigal Pharmaceuticals, Inc. (a)(b)	7,515	986,569
Magenta Therapeutics, Inc. (b)	9,726	127,508
MannKind Corp. (a)(b)	102,837	184,078
Marker Therapeutics, Inc. (a)(b)	27,271	169,626
MediciNova, Inc.(a)(b)	25,966	237,589
MEI Pharma, Inc. (a)	40,406	116,369
MeiraGTx Holdings PLC (b)	4,000	65,040
Mesoblast Ltd. sponsored ADR (a)	7,456	32,657
Minerva Neurosciences, Inc. (a)	24,820	196,823
Miragen Therapeutics, Inc. (a)	18,278	51,178
Mirati Therapeutics, Inc. (a)(b)	17,682	1,287,250
Moderna, Inc. (b)	175,372	3,963,407
Molecular Templates, Inc. (a)	14,259	70,725
Momenta Pharmaceuticals, Inc. (a)	52,680	742,261
Morphosys AG sponsored ADR	5,687	146,327
Myriad Genetics, Inc. (a)	38,156	1,183,981
NantKwest, Inc. (a)(b)	41,343	46,718
Natera, Inc. (a)	35,482	562,035
Neon Therapeutics, Inc.	13,997	87,201
Neuralstem, Inc. (a)	7,185	3,233
Neurocrine Biosciences, Inc. (a)	48,646	3,757,904
NewLink Genetics Corp. (a)(b)	31,809	53,757
Novavax, Inc. (a)(b)	244,379	172,312
Novelion Therapeutics, Inc. (a)(b)	41,341	46,715
NuCana PLC ADR (a)(b)	3,757	44,708
Nymox Pharmaceutical Corp. (a)(b)	26,172	56,793
OncoMed Pharmaceuticals, Inc. (a)	66,222	52,978
OncoSec Medical, Inc. (a)	27,890	16,132
Opko Health, Inc. (a)(b)	301,510	768,851
Organovo Holdings, Inc. (a)(b)	100,887	106,940
Osiris Therapeutics, Inc. (a)	17,378	302,551
Ovid Therapeutics, Inc. (a)	29,214	60,181
PDL BioPharma, Inc. (a)	72,841	264,413
Pieris Pharmaceuticals, Inc. (a)	45,039	135,117
Pluristem Therapeutics, Inc. (a)(b)	109,370	104,558
Polarityte, Inc. (a)(b)	11,669	141,312
Portola Pharmaceuticals, Inc. (a)(b)	35,710	1,096,654
Prana Biotechnology Ltd. ADR (a)	548	877
Principia Biopharma, Inc.	3,009	106,579
Progenics Pharmaceuticals, Inc. (a)	44,482	196,610
ProQR Therapeutics BV (a)	26,459	352,434
Protagonist Therapeutics, Inc. (a)	9,864	79,109
Proteon Therapeutics, Inc. (a)(b)	2,550	7,421
Proteostasis Therapeutics, Inc. (a)(b)	39,785	163,914
Prothena Corp. PLC (a)	20,886	279,872
PTC Therapeutics, Inc. (a)(b)	31,044	1,072,260
Puma Biotechnology, Inc. (a)(b)	19,906	553,586
Ra Pharmaceuticals, Inc. (a)	27,123	522,660
Radius Health, Inc. (a)(b)	23,750	450,300
Recro Pharma, Inc. (a)	8,008	68,789
Regeneron Pharmaceuticals, Inc. (a)	45,683	19,677,495
REGENXBIO, Inc. (a)	18,768	970,869
Regulus Therapeutics, Inc. (a)(b)	2,439	3,146
Repligen Corp. (a)(b)	23,817	1,417,588
Replimune Group, Inc. (a)	6,816	93,516
Retrophin, Inc. (a)	21,000	473,760
Rigel Pharmaceuticals, Inc. (a)	85,359	186,936
Riot Blockchain, Inc. (a)(b)	50,376	161,203
Rocket Pharmaceuticals, Inc. (a)(b)	15,904	276,889
Rubius Therapeutics, Inc. (b)	44,000	698,720
Sage Therapeutics, Inc. (a)(b)	25,183	4,010,393
Sangamo Therapeutics, Inc. (a)(b)	57,003	513,597
Sarepta Therapeutics, Inc. (a)(b)	39,653	5,719,549
Savara, Inc. (a)	20,961	144,212
Scholar Rock Holding Corp. (b)	10,547	196,385
Seattle Genetics, Inc. (a)	87,070	6,467,560
Selecta Biosciences, Inc. (a)	39,533	78,671
Sellas Life Sciences Group, Inc. (a)(b)	31,984	44,458
Seres Therapeutics, Inc. (a)	36,830	225,768
Sesen Bio, Inc. (a)(b)	53,077	50,423
Sienna Biopharmaceuticals, Inc. (a)	16,518	42,121
Sierra Oncology, Inc. (a)(b)	35,365	68,608
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Solid Biosciences, Inc. (a)(b)	17,747	189,715
Sophiris Bio, Inc. (a)(b)	50,621	54,164
Sorrento Therapeutics, Inc. (a)(b)	119,320	242,220
Spark Therapeutics, Inc. (a)	20,333	2,303,729
Spectrum Pharmaceuticals, Inc. (a)	56,935	615,467
Spring Bank Pharmaceuticals, Inc. (a)	3,445	35,828
Stemline Therapeutics, Inc. (a)	20,419	223,996
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	3,813
Sunesis Pharmaceuticals, Inc. (a)	18,747	9,793
Surface Oncology, Inc.	18,063	76,406
Syndax Pharmaceuticals, Inc. (a)	11,481	70,838
Synergy Pharmaceuticals, Inc. (a)(b)	678,617	54,425
Synlogic, Inc. (a)(b)	9,336	81,130
Syros Pharmaceuticals, Inc. (a)	22,190	150,670
T2 Biosystems, Inc. (a)(b)	23,503	102,003
Tenax Therapeutics, Inc. (a)	26,087	31,826
TG Therapeutics, Inc. (a)(b)	28,603	194,500
Therapix Biosciences Ltd. ADR (a)(b)	7,118	32,529
Tobira Therapeutics, Inc. rights (a)(b)(c)	6,103	46,505
Tocagen, Inc. (a)(b)	20,270	221,348
TONIX Pharmaceuticals Holding (a)	12,526	23,424
TRACON Pharmaceuticals, Inc. (a)	28,234	31,622
Translate Bio, Inc. (b)	32,385	330,327
Trillium Therapeutics, Inc. (a)	26,627	18,737
Twist Bioscience Corp. (b)	14,196	309,047
Tyme, Inc. (a)(b)	68,734	167,024
Ultragenyx Pharmaceutical, Inc. (a)(b)	31,680	2,031,955
uniQure B.V. (a)	20,150	1,087,899
United Therapeutics Corp. (a)	23,507	2,968,699
UNITY Biotechnology, Inc.	15,701	157,010
Unum Therapeutics, Inc. (b)	7,058	29,997
Vanda Pharmaceuticals, Inc. (a)	27,249	551,520
Vaxart, Inc. (a)(b)	6,866	11,810
VBI Vaccines, Inc. (a)(b)	43,606	83,724
VBL Therapeutics (a)	11,422	18,618
Veracyte, Inc. (a)	31,185	630,249
Verastem, Inc. (a)(b)	62,032	186,716
Vericel Corp. (a)	23,148	433,099
Vertex Pharmaceuticals, Inc. (a)	110,058	20,773,448
Viking Therapeutics, Inc. (a)(b)	27,141	228,256
VistaGen Therapeutics, Inc. (a)(b)	17,721	20,025
Vital Therapies, Inc. (a)(b)	32,672	7,743
Voyager Therapeutics, Inc. (a)	17,135	257,025
vTv Therapeutics, Inc. Class A (a)(b)	46,935	111,236
Xbiotech, Inc. (a)(b)	18,498	146,689
Xencor, Inc. (a)	31,196	946,487
Xenon Pharmaceuticals, Inc. (a)	14,084	129,291
XOMA Corp. (a)(b)	5,167	72,648
Y-mAbs Therapeutics, Inc. (b)	7,871	170,407
Yield10 Bioscience, Inc. (a)	456	570
Zafgen, Inc. (a)	25,857	115,581
Zai Lab Ltd. ADR (a)	11,050	318,461
Zealand Pharma A/S sponsored ADR (a)	3,706	54,404
ZIOPHARM Oncology, Inc. (a)(b)	93,264	275,129
		378,939,350
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	24,435	8,173,508
Accuray, Inc. (a)(b)	66,563	320,834
Aethlon Medical, Inc. (a)(b)	41,226	40,401
Align Technology, Inc. (a)	34,612	8,963,470
Alliqua Biomedical, Inc. (a)(b)	13,453	32,691
Angiodynamics, Inc. (a)	19,434	435,516
Anika Therapeutics, Inc. (a)(b)	7,769	253,502
Antares Pharma, Inc. (a)	78,736	282,662
Atossa Genetics, Inc. (a)(b)	1,820	2,675
Atricure, Inc. (a)	21,627	690,766
Atrion Corp.	975	766,711
AxoGen, Inc. (a)	19,730	364,216
Bellerophon Therapeutics, Inc. (a)	85,949	54,801
BioLase Technology, Inc. (a)(b)	6,537	16,735
BioLife Solutions, Inc. (a)	11,904	226,890
Cardiovascular Systems, Inc. (a)	17,188	607,940
Cerus Corp. (a)	80,167	521,887
Cesca Therapeutics, Inc. (a)	5,298	1,976
Chembio Diagnostics, Inc. (a)	7,945	55,536
Chf Solutions, Inc. (a)(b)	2,027	18,172
ConforMis, Inc. (a)	88,612	108,993
CONMED Corp.	15,360	1,181,184
CryoPort, Inc. (a)(b)	18,655	214,533
Cutera, Inc. (a)	7,173	122,802
CytoSorbents Corp. (a)	23,932	193,371
Dare Bioscience, Inc. (a)	47,245	38,977
Dentsply Sirona, Inc.	119,636	4,995,999
DexCom, Inc. (a)	48,433	6,748,170
EDAP TMS SA sponsored ADR (a)	18,494	51,968
Ekso Bionics Holdings, Inc. (a)(b)	31,173	73,568
electroCore, Inc. (b)	9,176	80,198
Endologix, Inc. (a)	57,137	29,774
ENDRA Life Sciences, Inc. (a)(b)	23,687	39,084
Fonar Corp. (a)	3,366	72,874
Genmark Diagnostics, Inc. (a)	39,251	301,840
Heska Corp. (a)	3,929	321,353
Hologic, Inc. (a)	156,913	7,398,448
ICU Medical, Inc. (a)	10,883	2,674,606
IDEXX Laboratories, Inc. (a)	38,106	8,041,509
Inogen, Inc. (a)(b)	11,445	1,229,880
Insulet Corp. (a)(b)	30,979	2,909,238
Integra LifeSciences Holdings Corp. (a)	48,069	2,648,121
IntriCon Corp. (a)	5,239	141,034
Intuitive Surgical, Inc. (a)	49,120	26,898,603
InVivo Therapeutics Holdings Corp. (a)(b)	3,296	4,779
IRadimed Corp. (a)(b)	5,609	140,225
iRhythm Technologies, Inc. (a)(b)	12,962	1,241,630
Iridex Corp. (a)	4,918	21,885
Kewaunee Scientific Corp.	1,782	42,768
Lantheus Holdings, Inc. (a)	20,212	461,844
LeMaitre Vascular, Inc.	13,069	391,024
Lianluo Smart Ltd. (a)	837	1,247
LivaNova PLC (a)	25,612	2,387,038
Masimo Corp. (a)	28,769	3,776,794
Meridian Bioscience, Inc. (b)	34,794	593,934
Merit Medical Systems, Inc. (a)	28,986	1,615,390
Microbot Medical, Inc. (a)	19,737	172,896
Misonix, Inc. (a)	5,985	117,905
Natus Medical, Inc. (a)	17,480	482,972
Neogen Corp. (a)	27,277	1,690,083
Neovasc, Inc. (a)(b)	9,383	4,826
Novocure Ltd. (a)(b)	57,775	3,103,095
NuVasive, Inc. (a)	26,894	1,584,057
Nuvectra Corp. (a)	10,579	132,978
Obalon Therapeutics, Inc. (a)	8,656	15,581
OraSure Technologies, Inc. (a)	31,978	343,764
Orthofix International NV (a)	10,129	618,882
OrthoPediatrics Corp. (a)	7,772	319,507
Oxford Immunotec Global PLC (a)	13,601	227,001
Pro-Dex, Inc. (a)	2,759	41,330
Pulse Biosciences, Inc. (a)(b)	8,881	158,348
Quanterix Corp. (a)	3,804	93,997
Quidel Corp. (a)	16,881	1,106,718
Quotient Ltd. (a)(b)	26,425	279,312
ReWalk Robotics Ltd. (a)(b)	284,311	71,931
Rockwell Medical Technologies, Inc. (a)(b)	48,247	224,349
RTI Biologics, Inc. (a)	33,357	166,118
Seaspine Holdings Corp. (a)	12,320	188,989
Second Sight Medical Products, Inc. (a)(b)	35,467	24,579
Sientra, Inc. (a)	14,846	164,345
Staar Surgical Co. (a)	23,445	862,776
STRATA Skin Sciences, Inc. (a)	13,172	42,677
SurModics, Inc. (a)	7,764	453,029
Tactile Systems Technology, Inc. (a)(b)	9,562	726,808
Tandem Diabetes Care, Inc. (a)	30,520	2,001,196
Trinity Biotech PLC sponsored ADR (a)	13,909	41,449
Utah Medical Products, Inc.	4,044	343,255
Varex Imaging Corp. (a)	19,952	627,291
Vermillion, Inc. (a)	26,233	19,675
ViewRay, Inc. (a)(b)	35,896	304,398
Viveve Medical, Inc. (a)(b)	35,490	35,490
Wright Medical Group NV (a)(b)	55,863	1,749,071
Zosano Pharma Corp. (a)(b)	6,478	33,232
		117,599,484
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)(b)	48,686	1,279,955
Addus HomeCare Corp. (a)	6,112	410,788
Amedisys, Inc. (a)	18,415	2,288,985
Apollo Medical Holdings, Inc. (a)	7,075	138,246
BioScrip, Inc. (a)(b)	104,552	339,794
BioTelemetry, Inc. (a)	17,171	1,283,017
Catasys, Inc. (a)(b)	5,514	55,636
Corvel Corp. (a)	13,108	882,168
Covetrus, Inc. (a)(b)	61,295	2,193,135
Cross Country Healthcare, Inc. (a)	19,440	169,906
Digirad Corp.	12,246	9,405
Five Star Sr Living, Inc. (a)	17,859	16,448
G1 Therapeutics, Inc. (a)	19,940	368,092
Guardant Health, Inc. (b)	50,000	3,332,000
HealthEquity, Inc. (a)	33,330	2,682,398
Henry Schein, Inc. (a)(b)	68,488	4,061,338
Interpace Diagnostics Group, Inc. (a)	50,899	48,863
LHC Group, Inc. (a)	17,804	1,952,921
Magellan Health Services, Inc. (a)	13,571	924,321
National Research Corp. Class A	14,562	566,899
National Vision Holdings, Inc. (a)	41,366	1,389,898
Neuronetics, Inc. (b)	8,174	142,636
OptiNose, Inc. (a)(b)	4,870	36,135
Patterson Companies, Inc. (b)	49,609	1,118,683
PetIQ, Inc. Class A (a)(b)	10,993	330,999
Premier, Inc. (a)	34,580	1,264,936
Providence Service Corp.	6,861	489,327
Psychemedics Corp.	2,537	49,624
R1 RCM, Inc. (a)	66,926	661,898
RadNet, Inc. (a)	32,432	442,372
Sharps Compliance Corp. (a)	5,820	21,941
The Ensign Group, Inc.	27,119	1,341,035
The Joint Corp. (a)	5,488	60,148
Tivity Health, Inc. (a)(b)	21,349	456,869
		30,810,816
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	93,091	997,936
Cerner Corp. (a)	142,925	7,996,654
Computer Programs & Systems, Inc.	10,872	358,124
Fulgent Genetics, Inc. (a)	8,707	40,836
HealthStream, Inc.	16,978	471,988
HMS Holdings Corp. (a)	48,095	1,657,354
HTG Molecular Diagnostics (a)(b)	28,472	78,298
iCAD, Inc. (a)	7,155	36,705
Inovalon Holdings, Inc. Class A (a)(b)	44,722	587,647
Medical Transcription Billing Corp. (a)	7,160	31,647
Medidata Solutions, Inc. (a)(b)	33,192	2,490,064
NantHealth, Inc. (a)(b)	61,589	42,188
Nextgen Healthcare, Inc. (a)	33,535	586,863
Omnicell, Inc. (a)	22,397	1,902,625
OptimizeRx Corp. (a)(b)	5,813	83,475
Simulations Plus, Inc.	14,071	288,596
Streamline Health Solutions, Inc. (a)	5,177	6,264
Tabula Rasa HealthCare, Inc. (a)(b)	10,508	579,096
Valeritas Holdings, Inc. (a)(b)	108,416	50,956
		18,287,316
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	26,905	575,229
Bio-Techne Corp.	20,264	3,929,190
Bruker Corp.	86,722	3,313,648
Champions Oncology, Inc. (a)	13,144	152,733
ChromaDex, Inc. (a)(b)	43,892	153,183
Codexis, Inc. (a)	28,061	606,679
Compugen Ltd. (a)(b)	25,643	88,212
Fluidigm Corp. (a)	30,469	336,987
Harvard Bioscience, Inc. (a)	31,153	125,235
ICON PLC (a)	29,043	4,065,439
Illumina, Inc. (a)	63,234	19,777,698
Luminex Corp.	23,369	595,442
Medpace Holdings, Inc. (a)	18,942	1,040,863
Nanostring Technologies, Inc. (a)	19,570	498,448
NeoGenomics, Inc. (a)(b)	46,549	912,360
Pacific Biosciences of California, Inc. (a)	93,912	686,497
PRA Health Sciences, Inc. (a)	34,586	3,700,010
Syneos Health, Inc. (a)(b)	56,155	2,345,594
		42,903,447
Pharmaceuticals - 0.9%
Acasti Pharma, Inc. (a)	48,665	51,773
AcelRx Pharmaceuticals, Inc. (a)(b)	70,942	238,365
Acer Therapeutics, Inc. (a)	2,945	69,797
Aclaris Therapeutics, Inc. (a)	23,252	150,673
Adamis Pharmaceuticals Corp. (a)(b)	15,605	46,191
Adial Pharmaceuticals, Inc.	13,581	49,027
Aerie Pharmaceuticals, Inc. (a)	23,989	1,119,567
Agile Therapeutics, Inc. (a)(b)	69,665	62,768
Akcea Therapeutics, Inc. (a)(b)	51,473	1,751,626
Akorn, Inc. (a)	66,088	267,656
Alimera Sciences, Inc. (a)(b)	20,331	23,584
Amphastar Pharmaceuticals, Inc. (a)	33,818	840,377
ANI Pharmaceuticals, Inc. (a)	6,202	408,030
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aratana Therapeutics, Inc. (a)	45,364	182,363
Arvinas Holding Co. LLC (a)(b)	17,005	329,217
Assembly Biosciences, Inc. (a)	11,390	243,632
Assertio Therapeutics, Inc. (a)	40,669	168,370
AstraZeneca PLC rights (a)(c)	3,011	0
Athenex, Inc. (a)(b)	37,801	497,839
Auris Medical Holding AG (a)	91,689	36,676
Autolus Therapeutics Ltd. ADR (b)	9,811	268,331
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	36,999	71,408
Avenue Therapeutics, Inc. (a)	5,501	30,531
Axsome Therapeutics, Inc. (a)(b)	17,549	139,690
BeyondSpring, Inc. (a)(b)	11,563	206,746
Bio Path Holdings, Inc. (a)	60	156
Biodelivery Sciences International, Inc. (a)	63,553	309,503
Chiasma, Inc. (a)	5,244	22,130
Clearside Biomedical, Inc. (a)(b)	16,835	24,411
Clementia Pharmaceuticals, Inc. (a)	21,066	544,135
Collegium Pharmaceutical, Inc. (a)(b)	17,341	305,028
Corcept Therapeutics, Inc. (a)(b)	63,549	792,456
Correvio Pharma Corp. (a)(b)	33,798	110,520
Cumberland Pharmaceuticals, Inc. (a)	7,820	44,339
CymaBay Therapeutics, Inc. (a)(b)	31,276	369,370
Dermira, Inc. (a)	22,129	184,777
Dova Pharmaceuticals, Inc. (a)(b)	17,267	132,611
Durect Corp. (a)	119,193	94,151
Eloxx Pharmaceuticals, Inc. (a)	5,307	68,195
Endo International PLC (a)	124,163	1,364,551
Evofem Biosciences, Inc. (a)	22,667	94,068
Evoke Pharma, Inc. (a)(b)	7,184	22,127
Evolus, Inc. (a)(b)	12,912	341,393
Eyenovia, Inc. (a)	9,426	48,167
Eyepoint Pharmaceuticals, Inc. (a)(b)	58,268	151,497
Flex Pharma, Inc. (a)	3,588	1,195
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	66,300
Gemphire Therapeutics, Inc. (a)(b)	12,322	15,649
GW Pharmaceuticals PLC ADR (a)(b)	14,211	2,444,434
Harrow Health, Inc. (a)	20,227	140,375
Horizon Pharma PLC (a)	90,847	2,635,471
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	16,502	430,537
InflaRx NV (a)(b)	12,872	477,036
Innocoll Holdings PLC rights (a)(b)(c)	9,257	0
Innoviva, Inc. (a)(b)	60,265	946,161
IntelliPharmaCeutics International Corp. (a)(b)	180,877	56,976
Intersect ENT, Inc. (a)	14,825	503,902
Intra-Cellular Therapies, Inc. (a)	32,298	439,899
Jazz Pharmaceuticals PLC (a)	32,460	4,545,374
Kala Pharmaceuticals, Inc. (a)	12,101	101,527
KemPharm, Inc. (a)(b)	29,604	66,313
Lipocine, Inc. (a)	9,996	17,393
Marinus Pharmaceuticals, Inc. (a)	41,838	143,504
MediWound Ltd. (a)	14,279	69,539
Melinta Therapeutics, Inc. (a)(b)	31,489	167,836
Mersana Therapeutics, Inc. (a)(b)	15,344	84,545
Merus B.V. (a)(b)	14,987	175,048
Mustang Bio, Inc. (a)	14,056	58,051
Mylan NV (a)	223,262	5,891,884
MyoKardia, Inc. (a)	25,345	1,136,723
Nabriva Therapeutics PLC (a)	46,739	92,543
Nektar Therapeutics (a)(b)	92,610	3,754,409
Neos Therapeutics, Inc. (a)	31,007	71,006
Novan, Inc. (a)	4,231	5,204
Novus Therapeutics, Inc. (a)	3,914	18,396
ObsEva SA (a)	5,703	71,116
Odonate Therapeutics, Inc. (a)	4,117	67,848
Omeros Corp. (a)(b)	25,290	364,682
Onconova Therapeutics, Inc. (a)(b)	9,425	33,647
Oramed Pharmaceuticals, Inc. (a)	5,403	17,290
Osmotica Pharmaceuticals PLC	8,906	64,034
Outlook Therapeutics, Inc. (a)	28,465	31,596
Pacira Pharmaceuticals, Inc. (a)	21,331	878,411
Pain Therapeutics, Inc. (a)(b)	40,420	47,696
Paratek Pharmaceuticals, Inc. (a)(b)	16,752	108,553
Pernix Therapeutics Holdings, Inc. (a)(b)	92,763	25,510
Phibro Animal Health Corp. Class A	13,881	406,713
ProPhase Labs, Inc.	1,566	4,714
Pulmatrix, Inc. (a)(b)	28,209	29,337
Reata Pharmaceuticals, Inc. (a)	14,994	1,414,534
RedHill Biopharma Ltd. sponsored ADR (a)(b)	13,251	101,238
resTORbio, Inc. (a)(b)	7,156	61,255
Revance Therapeutics, Inc. (a)(b)	22,941	388,621
Rhythm Pharmaceuticals, Inc. (a)(b)	17,832	511,422
Sanofi SA sponsored ADR	117,900	4,904,640
SCYNEXIS, Inc. (a)(b)	74,353	91,454
Seelos Therapeutics, Inc. (b)	2,932	5,424
Seelos Therapeutics, Inc. rights (b)(c)	2,932	0
SIGA Technologies, Inc. (a)(b)	22,199	150,509
Strongbridge Biopharma PLC (a)(b)	37,467	199,324
Supernus Pharmaceuticals, Inc. (a)	28,417	1,160,550
Tetraphase Pharmaceuticals, Inc. (a)	51,123	60,325
The Medicines Company (a)(b)	42,065	1,037,744
TherapeuticsMD, Inc. (a)(b)	115,106	658,406
Theravance Biopharma, Inc. (a)(b)	33,526	813,676
Titan Pharmaceuticals, Inc. (a)(b)	2,740	4,685
Tricida, Inc. (b)	22,932	530,417
UroGen Pharma Ltd. (a)(b)	11,085	426,551
VIVUS, Inc. (a)(b)	6,384	30,771
WAVE Life Sciences (a)(b)	17,741	743,880
Xeris Pharmaceuticals, Inc.	3,786	37,898
Zogenix, Inc. (a)(b)	22,223	1,171,819
Zynerba Pharmaceuticals, Inc. (a)(b)	6,159	31,965
		53,523,307

TOTAL HEALTH CARE		642,063,720

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	12,567	1,001,213
Arotech Corp. (a)	12,878	43,528
Astronics Corp. (a)	16,075	578,218
Astrotech Corp. (a)	716	3,086
Axon Enterprise, Inc. (a)(b)	31,364	1,688,324
Elbit Systems Ltd. (b)	22,598	2,966,439
KEYW Holding Corp. (a)(b)	33,591	248,573
Kratos Defense & Security Solutions, Inc. (a)(b)	59,238	1,018,301
Mercury Systems, Inc. (a)	25,203	1,600,895
RADA Electronic Industries Ltd. (a)(b)	26,723	74,557
TAT Technologies Ltd. (a)	4,822	31,150
		9,254,284
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	31,127	724,325
Atlas Air Worldwide Holdings, Inc. (a)	13,422	721,298
C.H. Robinson Worldwide, Inc.	74,878	6,767,474
Echo Global Logistics, Inc. (a)	16,109	386,938
Expeditors International of Washington, Inc.	93,668	7,020,417
Forward Air Corp.	15,404	995,869
Hub Group, Inc. Class A (a)	17,636	757,995
		17,374,316
Airlines - 0.5%
Allegiant Travel Co.	8,455	1,116,906
American Airlines Group, Inc.	205,698	7,329,020
Hawaiian Holdings, Inc. (b)	28,263	840,824
JetBlue Airways Corp. (a)	166,852	2,786,428
Ryanair Holdings PLC sponsored ADR (a)	54,777	4,083,078
SkyWest, Inc.	28,791	1,555,866
United Continental Holdings, Inc. (a)	143,887	12,634,717
		30,346,839
Building Products - 0.1%
AAON, Inc. (b)	27,402	1,092,244
American Woodmark Corp. (a)	9,820	836,664
Apogee Enterprises, Inc.	14,782	527,570
Builders FirstSource, Inc. (a)	64,810	902,803
Caesarstone Sdot-Yam Ltd. (b)	18,101	304,097
China Ceramics Co. Ltd. (a)	187	322
CSW Industrials, Inc. (a)	8,084	459,010
Gibraltar Industries, Inc. (a)	16,558	670,599
Insteel Industries, Inc.	13,739	312,562
Patrick Industries, Inc. (a)	13,038	589,448
Universal Forest Products, Inc.	34,940	1,082,092
		6,777,411
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	25,677	905,885
CECO Environmental Corp. (a)	17,565	133,845
China Recycling Energy Corp. (a)	1,607	1,655
Cimpress NV (a)(b)	16,194	1,336,005
Cintas Corp.	46,150	9,534,590
Copart, Inc. (a)(b)	127,028	7,452,733
Fuel Tech, Inc. (a)	2,055	2,507
Healthcare Services Group, Inc. (b)	39,488	1,507,652
Heritage-Crystal Clean, Inc. (a)	16,899	408,280
Herman Miller, Inc.	33,182	1,217,116
Hudson Technologies, Inc. (a)(b)	20,528	25,865
Industrial Services of America, Inc. (a)	694	854
Interface, Inc.	31,344	556,356
Kimball International, Inc. Class B	29,221	458,477
Matthews International Corp. Class A	16,846	669,965
McGrath RentCorp.	12,871	770,201
Mobile Mini, Inc.	23,443	844,182
Multi-Color Corp. (b)	10,773	537,034
Odyssey Marine Exploration, Inc. (a)(b)	4,993	35,850
Performant Financial Corp. (a)	18,514	42,582
Perma-Fix Environmental Services, Inc. (a)	5,364	19,042
PICO Holdings, Inc. (a)	19,423	199,668
Pointer Telocation Ltd. (a)	3,830	53,965
SP Plus Corp. (a)	16,607	571,281
Stericycle, Inc. (a)(b)	49,145	2,190,884
Tetra Tech, Inc.	30,054	1,803,841
U.S. Ecology, Inc.	13,844	794,369
Virco Manufacturing Co.	609	2,424
VSE Corp.	8,808	311,363
		32,388,471
Construction & Engineering - 0.1%
Aegion Corp. (a)	23,002	399,315
Great Lakes Dredge & Dock Corp. (a)	29,712	264,437
Ies Holdings, Inc. (a)	13,864	254,820
Limbach Holdings, Inc. (a)	4,323	24,987
MYR Group, Inc. (a)	11,190	375,313
Northwest Pipe Co. (a)	8,243	203,355
NV5 Holdings, Inc. (a)	7,172	568,453
Primoris Services Corp.	28,950	676,562
Sterling Construction Co., Inc. (a)	15,145	221,268
		2,988,510
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	265,769
American Superconductor Corp. (a)(b)	13,822	204,980
Ballard Power Systems, Inc. (a)(b)	120,039	430,551
Broadwind Energy, Inc. (a)	6,588	10,541
Encore Wire Corp.	10,986	650,811
Energous Corp. (a)(b)	13,422	77,311
Energy Focus, Inc. (a)	4,044	4,711
Enphase Energy, Inc. (a)(b)	55,853	506,587
FuelCell Energy, Inc. (a)(b)	76,223	36,137
Highpower International, Inc. (a)(b)	15,239	51,051
Hydrogenics Corp. (a)(b)	12,364	106,701
Ideal Power, Inc. (a)(b)	9,162	4,212
LSI Industries, Inc.	17,145	57,607
Orion Energy Systems, Inc. (a)(b)	11,781	12,252
Pioneer Power Solutions, Inc. (a)(b)	3,776	19,446
Plug Power, Inc. (a)(b)	113,048	202,356
Polar Power, Inc. (a)(b)	5,654	27,422
Powell Industries, Inc.	6,368	204,349
Preformed Line Products Co.	3,095	184,772
Revolution Lighting Technologies, Inc. (a)(b)	19,091	9,269
Sunrun, Inc. (a)(b)	58,790	911,833
TPI Composites, Inc. (a)	17,956	542,451
Ultralife Corp. (a)	12,841	136,500
Vicor Corp. (a)	14,616	464,496
		5,122,115
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	100,988	7,502,399
Raven Industries, Inc.	18,867	753,171
		8,255,570
Machinery - 0.6%
Altra Industrial Motion Corp.	34,791	1,106,702
ARC Group Worldwide, Inc. (a)	7,999	8,399
Astec Industries, Inc.	13,073	498,866
Blue Bird Corp. (a)(b)	17,587	327,118
Chart Industries, Inc. (a)	16,187	1,428,988
Columbus McKinnon Corp. (NY Shares)	12,176	455,991
Commercial Vehicle Group, Inc. (a)	24,542	196,336
Dmc Global, Inc.	9,729	457,068
Eastern Co.	4,547	132,318
Energy Recovery, Inc. (a)(b)	35,074	281,293
ExOne Co. (a)(b)	20,871	235,007
Franklin Electric Co., Inc.	26,553	1,412,885
FreightCar America, Inc. (a)	6,576	50,964
Gencor Industries, Inc. (a)	8,433	112,243
Hebron Technology Co. Ltd. (a)	4,198	3,694
Hurco Companies, Inc.	4,416	189,358
Jason Industries, Inc. (a)	14,677	37,720
Kornit Digital Ltd. (a)(b)	18,114	405,754
L.B. Foster Co. Class A (a)	5,419	93,803
Lincoln Electric Holdings, Inc.	34,534	2,984,428
Manitex International, Inc. (a)	10,479	80,060
MFRI, Inc. (a)	4,058	35,102
Middleby Corp. (a)(b)	29,958	3,672,551
NN, Inc.	21,557	213,630
Nordson Corp. (b)	31,193	4,234,762
Omega Flex, Inc. (b)	6,310	466,309
PACCAR, Inc.	151,166	10,249,055
Park-Ohio Holdings Corp.	7,531	239,410
RBC Bearings, Inc. (a)	13,133	1,840,590
Spartan Motors, Inc.	23,588	215,594
Sun Hydraulics Corp. (b)	17,927	852,967
Taylor Devices, Inc. (a)	1,597	20,681
TriMas Corp. (a)	24,185	781,901
Twin Disc, Inc. (a)	9,749	172,460
Westport Fuel Systems, Inc. (a)(b)	33,412	45,106
Woodward, Inc.	33,330	3,211,012
		36,750,125
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	67,219	328,701
EuroDry Ltd. (a)	54	402
Euroseas Ltd. (a)	273	158
Golden Ocean Group Ltd. (b)	71,759	358,795
Seanergy Martime Holdings Corp. (a)	5,859	2,900
Star Bulk Carriers Corp. (a)	33,816	249,900
		940,856
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)(b)	19,114	1,381,178
Acacia Research Corp. (a)	44,233	134,911
Barrett Business Services, Inc.	5,442	427,415
CoStar Group, Inc. (a)	19,761	9,041,250
CRA International, Inc.	5,134	256,495
Exponent, Inc.	30,734	1,740,466
Forrester Research, Inc.	13,856	695,571
Heidrick & Struggles International, Inc.	9,964	429,548
Hudson Global, Inc. (a)	12,828	19,883
Huron Consulting Group, Inc. (a)	14,055	644,000
ICF International, Inc.	9,872	745,533
IHS Markit Ltd. (a)	215,684	11,467,918
InnerWorkings, Inc. (a)(b)	42,664	206,920
Kelly Services, Inc. Class A (non-vtg.)	20,284	489,453
Kforce, Inc.	14,214	526,060
Lightbridge Corp. (a)	441	266
Marathon Patent Group, Inc. (a)(b)	37,183	23,429
RCM Technologies, Inc. (a)	3,957	18,202
Resources Connection, Inc.	24,682	428,726
Spherix, Inc. (a)(b)	17,579	14,807
Verisk Analytics, Inc. (b)	71,077	8,986,265
Willdan Group, Inc. (a)	7,660	290,161
		37,968,457
Road & Rail - 0.8%
AMERCO	10,530	4,049,733
ArcBest Corp.	13,492	469,926
Avis Budget Group, Inc. (a)	42,620	1,526,648
Covenant Transport Group, Inc. Class A (a)	8,404	191,695
CSX Corp.	363,059	26,383,498
Daseke, Inc. (a)	31,805	151,074
Heartland Express, Inc.	43,291	869,716
J.B. Hunt Transport Services, Inc.	47,202	5,082,239
Landstar System, Inc.	22,692	2,466,167
Marten Transport Ltd.	28,573	532,886
Old Dominion Freight Lines, Inc.	44,050	6,641,419
P.A.M. Transportation Services, Inc. (a)	3,246	164,442
Patriot Transportation Holding, Inc. (a)	1,759	33,984
Saia, Inc. (a)	14,277	944,566
U.S.A. Truck, Inc. (a)	8,729	150,139
Universal Logistics Holdings, Inc.	19,143	424,017
Werner Enterprises, Inc.	38,175	1,318,183
YRC Worldwide, Inc. (a)	25,116	192,640
		51,592,972
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(b)	35,597	1,291,103
BMC Stock Holdings, Inc. (a)	36,928	706,433
DXP Enterprises, Inc. (a)	11,467	405,588
Fastenal Co. (b)	124,872	7,859,444
General Finance Corp. (a)	18,913	204,260
H&E Equipment Services, Inc.	18,782	540,734
HD Supply Holdings, Inc. (a)	98,710	4,245,517
Houston Wire & Cable Co. (a)	7,080	40,002
Huttig Building Products, Inc. (a)(b)	16,567	49,535
Lawson Products, Inc. (a)	4,692	148,126
Nexeo Solutions, Inc. (a)(b)	52,779	524,095
Rush Enterprises, Inc.:
Class A	19,790	829,597
Class B	4,471	184,652
Titan Machinery, Inc. (a)	11,661	224,008
Transcat, Inc. (a)	3,442	79,166
Willis Lease Finance Corp. (a)	3,362	141,406
		17,473,666
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,198	191,429
Yangtze River Port & Logisti (a)(b)	91,562	37,183
		228,612

TOTAL INDUSTRIALS		257,462,204

INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 2.2%
ADTRAN, Inc.	25,196	378,444
Applied Optoelectronics, Inc. (a)(b)	10,366	139,941
Arris International PLC (a)	97,985	3,104,165
AudioCodes Ltd.	20,574	272,811
Aviat Networks, Inc. (a)	2,287	30,943
CalAmp Corp. (a)	25,327	352,045
Ceragon Networks Ltd. (a)	36,506	139,453
Cisco Systems, Inc.	1,937,546	100,306,756
Clearfield, Inc. (a)	10,561	153,346
ClearOne, Inc.	3,124	5,811
CommScope Holding Co., Inc. (a)	101,189	2,358,716
Communications Systems, Inc.	2,071	5,385
Comtech Telecommunications Corp.	12,403	328,680
Dasan Zhone Solutions, Inc. (a)	3,200	44,256
Digi International, Inc. (a)	19,090	251,988
EchoStar Holding Corp. Class A (a)	24,464	943,332
EMCORE Corp. (a)	13,673	56,059
EXFO, Inc. (sub. vtg.) (a)	8,342	30,681
Extreme Networks, Inc. (a)	60,885	500,475
F5 Networks, Inc. (a)	32,863	5,525,585
Finisar Corp. (a)	61,712	1,511,327
Gilat Satellite Networks Ltd. (a)(b)	23,036	211,240
Harmonic, Inc. (a)	67,463	372,396
Infinera Corp. (a)(b)	78,146	399,326
InterDigital, Inc.	18,494	1,289,587
Ituran Location & Control Ltd.	11,982	442,136
KVH Industries, Inc. (a)	9,269	105,296
Lantronix, Inc. (a)	8,577	23,415
Lumentum Holdings, Inc. (a)	41,277	2,053,531
NETGEAR, Inc. (a)	16,467	590,342
NetScout Systems, Inc. (a)	49,207	1,346,796
PC-Tel, Inc.	8,979	45,883
Radcom Ltd. (a)(b)	13,668	103,877
Radware Ltd. (a)	22,995	577,404
Resonant, Inc. (a)(b)	46,660	145,113
Sierra Wireless, Inc. (a)	18,794	236,429
Silicom Ltd. (a)	3,732	148,646
Sonus Networks, Inc. (a)	53,082	273,372
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	182,398	1,654,350
Tessco Technologies, Inc.	7,463	123,140
Ubiquiti Networks, Inc. (b)	39,812	5,748,455
UTStarcom Holdings Corp. (a)	21,290	83,457
ViaSat, Inc. (a)(b)	32,601	2,463,006
Viavi Solutions, Inc. (a)	129,272	1,697,341
Westell Technologies, Inc. Class A (a)	4,115	9,135
Wi-Lan, Inc.	61,937	63,069
		136,646,941
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)	11,753	77,335
Applied DNA Sciences, Inc. (a)(b)	6,250	4,208
Avnet, Inc.	62,191	2,704,687
Bel Fuse, Inc.:
Class A	1,125	23,164
Class B (non-vtg.)	5,258	128,558
Cardtronics PLC (a)	26,764	789,806
Casa Systems, Inc. (a)	47,588	484,922
CBAK Energy Technology, Inc. (a)(b)	782	790
CDW Corp.	81,333	7,636,355
ClearSign Combustion Corp. (a)(b)	23,777	25,204
Cognex Corp. (b)	93,571	4,996,691
Coherent, Inc. (a)	13,195	1,755,991
Control4 Corp. (a)	13,570	244,396
Daktronics, Inc.	31,984	259,710
Data I/O Corp. (a)	15,054	93,937
Deswell Industries, Inc.	1,530	4,621
Digital Ally, Inc. (a)(b)	7,523	27,083
ePlus, Inc. (a)	7,202	644,147
FARO Technologies, Inc. (a)	8,942	409,633
Flextronics International Ltd. (a)	280,836	2,960,011
FLIR Systems, Inc.	73,564	3,784,868
Frequency Electronics, Inc. (a)	4,423	51,439
Hollysys Automation Technologies Ltd.	31,795	703,623
I. D. Systems Inc. (a)	7,502	53,639
Identiv, Inc. (a)	5,445	30,301
II-VI, Inc. (a)(b)	34,132	1,449,927
Insight Enterprises, Inc. (a)	18,543	1,035,070
IPG Photonics Corp. (a)(b)	28,899	4,480,212
Iteris, Inc. (a)(b)	15,658	67,643
Itron, Inc. (a)	22,624	1,199,298
KEY Tronic Corp. (a)	4,924	32,695
Kimball Electronics, Inc. (a)	15,945	247,148
LightPath Technologies, Inc. Class A (a)(b)	12,016	20,487
Littelfuse, Inc.	13,359	2,579,489
LRAD Corp. (a)	17,031	48,538
Luna Innovations, Inc. (a)	10,388	33,345
Magal Security Systems Ltd. (a)(b)	11,406	57,942
Maxwell Technologies, Inc. (a)(b)	16,295	76,912
Mesa Laboratories, Inc.	1,941	446,605
MicroVision, Inc. (a)(b)	49,848	56,827
MTS Systems Corp.	11,884	633,417
Napco Security Technolgies, Inc. (a)	11,834	254,313
National Instruments Corp.	71,864	3,358,923
Neonode, Inc. (a)(b)	2,017	6,112
Novanta, Inc. (a)	19,467	1,591,038
OSI Systems, Inc. (a)	9,497	824,814
PC Connection, Inc.	13,938	560,865
PC Mall, Inc. (a)	17,180	577,076
Perceptron, Inc. (a)	6,131	45,369
Plexus Corp. (a)	19,194	1,185,421
Research Frontiers, Inc. (a)(b)	7,119	16,943
Richardson Electronics Ltd.	6,648	49,528
Sanmina Corp. (a)	39,232	1,253,070
ScanSource, Inc. (a)	15,799	593,252
SGOCO Technology Ltd. (a)(b)	500	555
Supercom Ltd. (a)	7,335	12,323
Tech Data Corp. (a)	20,104	2,055,031
Trimble, Inc. (a)	136,709	5,469,727
TTM Technologies, Inc. (a)	54,133	656,092
Wayside Technology Group, Inc.	2,644	31,834
Zebra Technologies Corp. Class A (a)	28,854	5,785,516
		64,688,476
Internet Software & Services - 0.0%
AGM Group Holdings, Inc. (b)	1,205	33,993
My Size, Inc. (a)(b)	46,419	34,443
Sohu.Com Ltd. ADR (a)(b)	20,533	411,892
Uxin Ltd. ADR (a)(b)	52,651	242,721
Yatra Online, Inc. (a)(b)	56,191	215,212
		938,261
IT Services - 2.9%
21Vianet Group, Inc. ADR (a)	34,836	328,852
Akamai Technologies, Inc. (a)	91,125	6,347,768
Alithya Group, Inc. (a)	7,200	19,440
ALJ Regional Holdings, Inc. (a)	15,043	29,334
Amdocs Ltd.	75,552	4,198,425
Automatic Data Processing, Inc.	189,615	29,016,783
Brightcove, Inc. (a)	29,726	263,670
Carbonite, Inc. (a)	17,700	411,879
Cass Information Systems, Inc.	10,791	563,614
China Customer Relations Centers, Inc. (a)(b)	7,958	91,835
China Information Technology, Inc. (a)(b)	20,266	22,293
Cognizant Technology Solutions Corp. Class A	251,983	17,885,753
Computer Task Group, Inc. (a)	19,062	79,107
CSG Systems International, Inc. (b)	17,701	735,477
CSP, Inc.	2,505	24,825
Endurance International Group Holdings, Inc. (a)	87,857	614,999
Euronet Worldwide, Inc. (a)	27,991	3,759,751
Exela Technologies, Inc. (a)	87,567	348,517
ExlService Holdings, Inc. (a)	18,932	1,162,425
Fiserv, Inc. (a)(b)	176,094	14,913,401
Hackett Group, Inc.	15,503	252,079
Information Services Group, Inc. (a)	21,642	93,277
Innodata, Inc. (a)	162	233
Internap Network Services Corp. (a)(b)	11,104	60,073
Jack Henry & Associates, Inc.	41,446	5,496,983
Limelight Networks, Inc. (a)	58,347	170,373
ManTech International Corp. Class A	13,365	726,388
ModusLink Global Solutions, Inc. (a)	31,319	64,204
MoneyGram International, Inc. (a)	47,439	115,277
MongoDB, Inc. Class A (a)(b)	19,210	1,950,968
Net 1 UEPS Technologies, Inc. (a)	36,698	143,489
NIC, Inc.	34,557	590,579
Okta, Inc. (a)	52,392	4,447,033
Paychex, Inc.	154,526	11,901,593
PayPal Holdings, Inc. (a)	511,435	50,156,430
Perficient, Inc. (a)	17,917	512,605
PFSweb, Inc. (a)	12,471	78,068
Presidio, Inc.	53,683	892,748
PRG-Schultz International, Inc. (a)	12,252	114,924
QIWI PLC Class B sponsored ADR (a)	23,733	334,161
Sabre Corp.	147,778	3,314,661
ServiceSource International, Inc. (a)	52,351	48,713
Sykes Enterprises, Inc. (a)(b)	26,201	775,288
Ttec Holdings, Inc.	25,550	875,343
Tucows, Inc. (a)	5,567	431,610
VeriSign, Inc. (a)	65,223	11,612,303
Virtusa Corp. (a)	15,598	787,231
Wix.com Ltd. (a)	25,970	2,837,223
		179,602,005
Semiconductors & Semiconductor Equipment - 7.9%
Acacia Communications, Inc. (a)	21,042	1,122,591
Adesto Technologies Corp. (a)(b)	15,552	91,446
Advanced Energy Industries, Inc. (a)	23,294	1,173,319
Advanced Micro Devices, Inc. (a)(b)	522,845	12,302,543
Alpha & Omega Semiconductor Ltd. (a)	13,400	144,184
Ambarella, Inc. (a)(b)	17,500	706,475
Amkor Technology, Inc. (a)	137,406	1,206,425
Amtech Systems, Inc. (a)	7,143	34,144
Analog Devices, Inc.	159,524	17,062,687
Applied Materials, Inc.	433,639	16,625,719
ASML Holding NV (b)	32,340	5,914,016
Atomera, Inc. (a)	6,089	23,138
Axcelis Technologies, Inc. (a)	16,834	353,851
AXT, Inc. (a)(b)	19,692	87,826
Broadcom, Inc.	178,858	49,250,339
Brooks Automation, Inc.	38,897	1,248,983
Cabot Microelectronics Corp.	15,425	1,744,568
Camtek Ltd.	18,904	164,276
Canadian Solar, Inc. (a)	30,896	761,895
Ceva, Inc. (a)	11,720	326,050
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	4,820	79,867
Cirrus Logic, Inc. (a)	31,856	1,278,381
Cohu, Inc.	21,267	380,467
Cree, Inc. (a)(b)	54,707	2,976,608
CVD Equipment Corp. (a)	3,218	13,612
CyberOptics Corp. (a)(b)	5,253	104,850
Cypress Semiconductor Corp.	194,306	2,998,142
Diodes, Inc. (a)	25,961	1,047,007
DSP Group, Inc. (a)	21,373	293,451
Entegris, Inc. (b)	75,648	2,672,644
First Solar, Inc. (a)	56,692	2,979,165
FormFactor, Inc. (a)	37,918	601,000
GSI Technology, Inc. (a)	9,353	75,759
Himax Technologies, Inc. sponsored ADR (b)	56,996	213,165
Ichor Holdings Ltd. (a)(b)	13,558	284,311
Integrated Device Technology, Inc. (a)	70,666	3,415,288
Intel Corp.	1,980,975	104,912,436
Intermolecular, Inc. (a)	16,622	16,622
KLA-Tencor Corp.	74,089	8,556,539
Kopin Corp. (a)(b)	69,037	105,627
Kulicke & Soffa Industries, Inc.	36,135	842,668
Lam Research Corp.	70,958	12,494,994
Lattice Semiconductor Corp. (a)	82,938	978,668
MACOM Technology Solutions Holdings, Inc. (a)(b)	35,418	676,130
Marvell Technology Group Ltd.	357,709	7,136,295
Maxim Integrated Products, Inc.	120,009	6,532,090
Mellanox Technologies Ltd. (a)	28,463	3,058,065
Microchip Technology, Inc. (b)	101,084	8,781,167
Micron Technology, Inc. (a)	498,839	20,392,538
MKS Instruments, Inc.	28,769	2,384,087
Monolithic Power Systems, Inc.	22,604	3,031,422
Nanometrics, Inc. (a)	12,588	358,254
Nova Measuring Instruments Ltd. (a)(b)	14,705	363,214
NVE Corp.	3,557	365,731
NVIDIA Corp.	262,882	40,552,177
NXP Semiconductors NV	145,914	13,324,866
O2Micro International Ltd. sponsored ADR (a)	13,662	24,182
ON Semiconductor Corp. (a)	229,033	4,919,629
PDF Solutions, Inc. (a)	23,680	282,029
Photronics, Inc. (a)	36,838	361,381
Pixelworks, Inc. (a)	39,202	156,416
Power Integrations, Inc.	15,478	1,130,823
Qorvo, Inc. (a)	67,563	4,738,869
Qualcomm, Inc.	521,176	27,825,587
QuickLogic Corp. (a)(b)	50,325	43,280
Rambus, Inc. (a)	56,331	578,519
Rubicon Technology, Inc. (a)	229	1,898
SemiLEDs Corp. (a)(b)	5,650	17,741
Semtech Corp. (a)	35,316	1,943,793
Silicon Laboratories, Inc. (a)	23,698	1,920,012
Silicon Motion Technology Corp. sponsored ADR	18,821	773,167
Skyworks Solutions, Inc.	78,695	6,426,234
SMART Global Holdings, Inc. (a)(b)	11,675	342,194
SolarEdge Technologies, Inc. (a)(b)	23,921	1,010,901
SunPower Corp. (a)(b)	74,111	478,016
Synaptics, Inc. (a)(b)	18,324	767,226
Teradyne, Inc.	96,910	3,956,835
Texas Instruments, Inc.	420,198	44,448,544
Tower Semiconductor Ltd. (a)	52,315	938,008
Ultra Clean Holdings, Inc. (a)(b)	20,395	217,207
Universal Display Corp. (b)	25,472	3,801,441
Veeco Instruments, Inc. (a)	25,984	296,737
Xilinx, Inc.	108,982	13,655,445
Xperi Corp.	29,018	696,432
		486,374,328
Software - 11.1%
2U, Inc. (a)(b)	30,590	2,254,483
ACI Worldwide, Inc. (a)	62,572	1,994,170
Adobe, Inc. (a)	212,117	55,680,713
Agilysys, Inc. (a)	23,536	491,902
Alarm.com Holdings, Inc. (a)(b)	24,799	1,627,558
Allot Ltd. (a)	18,186	134,213
Altair Engineering, Inc. Class A (a)	20,000	709,200
American Software, Inc. Class A	17,711	205,270
ANSYS, Inc. (a)	45,282	8,026,687
AppFolio, Inc. (a)	10,046	726,125
Aspen Technology, Inc. (a)	37,620	3,788,710
Asure Software, Inc. (a)(b)	8,060	52,068
Atlassian Corp. PLC (a)	60,179	6,468,039
Attunity Ltd. (a)	19,613	458,552
Autodesk, Inc. (a)	95,091	15,500,784
Aware, Inc. (a)	11,224	45,008
Benefitfocus, Inc. (a)(b)	20,346	999,396
Blackbaud, Inc.	25,566	1,974,718
BlackLine, Inc. (a)(b)	29,439	1,540,837
Bottomline Technologies, Inc. (a)	23,143	1,154,373
BroadVision, Inc. (a)	599	982
BSQUARE Corp. (a)	4,329	8,874
Cadence Design Systems, Inc. (a)	122,955	7,039,174
Carbon Black, Inc.	34,850	456,187
CDK Global, Inc.	69,325	4,021,543
Check Point Software Technologies Ltd. (a)(b)	68,403	8,365,687
Citrix Systems, Inc.	58,287	6,149,279
CommVault Systems, Inc. (a)	23,898	1,610,486
Cornerstone OnDemand, Inc. (a)	33,471	1,891,112
CounterPath Corp. (a)(b)	952	1,618
Coupa Software, Inc. (a)(b)	30,695	2,891,162
CyberArk Software Ltd. (a)	19,514	2,142,052
Descartes Systems Group, Inc. (Canada) (a)	43,356	1,497,420
Digimarc Corp. (a)(b)	9,497	286,524
Digital Turbine, Inc. (a)	32,983	104,886
DocuSign, Inc. (b)	89,347	4,927,487
Dropbox, Inc. Class A (a)	91,152	2,174,887
Ebix, Inc. (b)	17,154	999,564
eGain Communications Corp. (a)	19,235	218,125
Everbridge, Inc. (a)	15,146	1,070,974
Evolving Systems, Inc. (a)	7,319	9,881
FireEye, Inc. (a)	95,281	1,596,910
Five9, Inc. (a)	34,023	1,804,580
Forescout Technologies, Inc. (a)	21,926	910,806
Fortinet, Inc. (a)	92,489	8,027,120
Ideanomics, Inc. (a)(b)	78,087	149,927
Innovate Biopharmaceuticals, Inc. (a)(b)	17,104	35,576
Inseego Corp. (a)(b)	47,483	253,559
Intuit, Inc.	111,836	27,638,031
j2 Global, Inc. (b)	26,594	2,260,756
LivePerson, Inc. (a)	35,362	988,722
LogMeIn, Inc.	27,301	2,168,791
Magic Software Enterprises Ltd.	21,539	192,989
Manhattan Associates, Inc. (a)	34,991	1,915,757
Materialise NV ADR (a)(b)	14,582	279,974
Microsoft Corp.	3,394,282	380,261,366
MicroStrategy, Inc. Class A (a)	5,388	762,402
Mimecast Ltd. (a)	32,653	1,576,487
Mitek Systems, Inc. (a)	30,316	327,716
MobileIron, Inc. (a)	72,399	366,339
Monotype Imaging Holdings, Inc.	27,873	546,311
NetSol Technologies, Inc. (a)	5,108	41,426
NICE Systems Ltd. sponsored ADR (a)(b)	22,536	2,652,262
Nuance Communications, Inc. (a)	155,632	2,609,949
Nutanix, Inc. Class A (a)	76,268	3,820,264
NXT-ID, Inc. (a)(b)	13,237	13,502
Onespan, Inc. (a)	24,175	514,928
Open Text Corp.	143,699	5,446,792
Parametric Technology Corp. (a)	64,497	5,986,612
Park City Group, Inc. (a)	9,653	76,838
Paylocity Holding Corp. (a)	28,579	2,502,663
Pegasystems, Inc.	40,379	2,653,304
Pluralsight, Inc. (b)	33,282	1,081,998
Progress Software Corp.	23,906	879,263
Proofpoint, Inc. (a)	23,355	2,757,992
QAD, Inc. Class A	11,878	537,598
Qualys, Inc. (a)	21,343	1,784,915
Qumu Corp. (a)	2,780	6,547
Rapid7, Inc. (a)	26,447	1,217,355
RealPage, Inc. (a)	43,170	2,642,436
Red Violet, Inc. (a)(b)	13,190	98,793
Sapiens International Corp. NV	25,327	346,980
SeaChange International, Inc. (a)	20,866	30,256
SecureWorks Corp. (a)(b)	6,170	136,912
ShotSpotter, Inc. (a)(b)	5,560	277,666
SITO Mobile Ltd. (a)(b)	29,695	62,360
Smith Micro Software, Inc. (a)	27,562	53,195
Sphere 3D Corp. (a)(b)	4,382	11,218
Splunk, Inc. (a)	79,586	10,814,146
SPS Commerce, Inc. (a)	10,477	1,118,734
SS&C Technologies Holdings, Inc.	130,695	8,048,198
StoneCo Ltd. Class A (a)(b)	64,540	1,962,661
Support.com, Inc. (a)	16,704	39,923
SurveyMonkey (b)	65,830	998,641
Symantec Corp.	274,216	6,167,118
Synacor, Inc. (a)	19,246	33,873
Synopsys, Inc. (a)	64,092	6,516,875
Talend SA ADR (a)(b)	14,552	697,041
TeleNav, Inc. (a)	23,560	140,889
Tenable Holdings, Inc.	57,300	1,786,614
The Trade Desk, Inc. (a)(b)	19,649	3,881,463
TiVo Corp.	64,768	649,623
Top Image Systems Ltd. (a)	2,532	2,111
Ultimate Software Group, Inc. (a)	16,970	5,625,555
Upland Software, Inc. (a)	11,298	396,560
Upwork, Inc.	55,850	1,323,087
Varonis Systems, Inc. (a)	15,211	866,419
Verint Systems, Inc. (a)	32,774	1,745,216
Workday, Inc. Class A (a)	64,569	12,780,142
Xunlei Ltd. sponsored ADR (a)	19,309	87,084
Zix Corp. (a)	44,061	397,871
Zscaler, Inc. (a)(b)	63,036	3,131,628
		689,220,325
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	2,098,302	363,320,991
Astro-Med, Inc.	3,663	71,355
Avid Technology, Inc. (a)(b)	21,480	102,030
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	406
CPI Card Group (a)	1,132	4,177
Cray, Inc. (a)	21,440	525,923
Electronics for Imaging, Inc. (a)	24,032	649,825
Everspin Technologies, Inc. (a)(b)	17,264	158,138
Immersion Corp. (a)	16,408	147,344
Intevac, Inc. (a)	24,594	155,680
Logitech International SA (b)	88,977	3,342,866
NetApp, Inc.	141,969	9,256,379
On Track Innovations Ltd. (a)(b)	22,179	17,743
Seagate Technology LLC (b)	155,363	7,233,701
Stratasys Ltd. (a)(b)	28,227	803,340
Transact Technologies, Inc.	5,746	59,471
U.S.A. Technologies, Inc. (a)(b)	31,076	123,061
Western Digital Corp.	129,175	6,497,503
		392,469,933

TOTAL INFORMATION TECHNOLOGY		1,949,940,269

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	15,464	6,696
Advanced Emissions Solutions, Inc.	9,725	114,950
AgroFresh Solutions, Inc. (a)(b)	31,402	135,343
Balchem Corp.	16,917	1,501,045
Fuwei Films Holdings Co. Ltd. (a)	232	471
Gulf Resources, Inc. (a)	18,051	19,676
Hawkins, Inc.	5,991	246,949
Innophos Holdings, Inc.	10,285	341,462
Innospec, Inc.	12,740	1,042,896
Marrone Bio Innovations, Inc. (a)	59,771	97,427
Methanex Corp.	44,064	2,480,201
Northern Technologies International Corp.	2,380	74,018
Tantech Holdings Ltd. (a)	31,503	48,830
Taronis Technologies, Inc. (a)	7	4
		6,109,968
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	378
Tecnoglass, Inc. (b)	18,608	164,681
U.S. Concrete, Inc. (a)(b)	10,081	404,349
United States Lime & Minerals, Inc.	2,950	212,400
		781,808
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	57,832	1,637,224
UFP Technologies, Inc. (a)	5,073	169,946
		1,807,170
Metals & Mining - 0.2%
Century Aluminum Co. (a)	46,076	397,636
China Natural Resources, Inc. (a)	11,233	19,770
Ferroglobe PLC	90,348	248,457
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	327,631
Kaiser Aluminum Corp.	9,749	1,067,321
Mountain Province Diamonds, Inc. (b)	73,559	77,139
Olympic Steel, Inc.	10,897	211,620
Pan American Silver Corp. (b)	82,185	1,097,992
Pershing Gold Corp. (a)	17,038	22,490
Royal Gold, Inc.	35,414	3,130,952
Schnitzer Steel Industries, Inc. Class A	18,445	448,214
SSR Mining, Inc. (a)(b)	63,124	875,903
Steel Dynamics, Inc.	126,145	4,707,731
Synalloy Corp.	4,836	73,846
Universal Stainless & Alloy Products, Inc. (a)	7,722	141,930
ZK International Group Co. Ltd. (a)	8,117	11,364
		12,859,996
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	623,221
Pope Resources, Inc. LP	1,792	122,752
		745,973

TOTAL MATERIALS		22,304,915

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc.	58,496	632,342
Brookfield Property REIT, Inc. Class A	85,640	1,680,257
CareTrust (REIT), Inc.	49,853	1,113,716
CIM Commercial Trust Corp. (b)	31,786	579,459
CyrusOne, Inc.	49,295	2,456,863
Equinix, Inc.	43,660	18,490,010
Gaming & Leisure Properties	111,274	4,048,148
Gladstone Commercial Corp.	18,518	382,212
Gladstone Land Corp. (b)	13,642	166,705
Global Self Storage, Inc.	4,374	17,277
Government Properties Income Trust	30,967	944,803
Hospitality Properties Trust (SBI)	86,566	2,343,342
Industrial Logistics Properties Trust	64,175	1,338,691
Lamar Advertising Co. Class A	45,127	3,500,501
Potlatch Corp.	34,049	1,225,424
Regency Centers Corp.	91,655	5,980,489
Retail Opportunity Investments Corp.	57,396	985,489
Sabra Health Care REIT, Inc.	101,548	1,840,050
SBA Communications Corp. Class A (a)	63,801	11,519,909
Senior Housing Properties Trust (SBI)	136,980	1,773,891
Sotherly Hotels, Inc.	13,575	88,373
Uniti Group, Inc. (b)	120,795	1,164,464
Wheeler REIT, Inc. (a)(b)	15,634	31,424
		62,303,839
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	11,426	286,450
Boston Omaha Corp. (a)(b)	10,505	262,415
Brookfield Property Partners LP	137,117	2,689,304
China HGS Real Estate, Inc. (a)(b)	13,939	15,472
Colliers International Group, Inc.	23,509	1,606,212
Cresud S.A.C.I.F. y A. sponsored ADR	23,526	293,369
Elbit Imaging Ltd. (a)	37	33
eXp World Holdings, Inc. (a)(b)	14,791	166,399
FirstService Corp.	22,078	1,916,799
FRP Holdings, Inc. (a)	8,211	420,814
Griffin Industrial Realty, Inc.	2,554	86,938
Gyrodyne LLC (a)	1,037	18,676
Landmark Infrastructure Partners LP	12,077	171,856
Newmark Group, Inc.	147,628	1,367,035
Redfin Corp. (a)(b)	46,682	932,240
Stratus Properties, Inc. (a)	4,283	104,077
		10,338,089

TOTAL REAL ESTATE		72,641,928

UTILITIES - 0.4%
Electric Utilities - 0.3%
Alliant Energy Corp.	127,600	5,853,012
MGE Energy, Inc.	19,401	1,240,112
Otter Tail Corp.	23,594	1,186,306
Spark Energy, Inc. Class A, (b)	5,832	58,262
Xcel Energy, Inc.	224,493	12,315,686
		20,653,378
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	101,559
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	52,786	1,053,609
Pattern Energy Group, Inc. (b)	53,705	1,120,286
Terraform Power, Inc.	110,574	1,383,281
VivoPower International PLC (a)(b)	1,305	1,409
		3,558,585
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	207,030
Cadiz, Inc. (a)(b)	12,367	121,568
Connecticut Water Service, Inc.	8,160	547,373
Global Water Resources, Inc.	9,461	89,974
Middlesex Water Co.	13,345	785,620
Pure Cycle Corp. (a)	11,638	118,009
York Water Co.	6,778	247,058
		2,116,632

TOTAL UTILITIES		26,430,154

TOTAL COMMON STOCKS
(Cost $3,283,267,803)		5,306,771,460
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19 (e)
(Cost $39,472,525)	40,000,000	39,470,792
	Shares	Value

Money Market Funds - 20.6%
Fidelity Cash Central Fund, 2.44% (f)	829,899,301	$830,065,281
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	442,596,623	442,640,882
TOTAL MONEY MARKET FUNDS
(Cost $1,272,698,205)		1,272,706,163
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $4,595,438,533)		6,618,948,415
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(435,943,867)
NET ASSETS - 100%		$6,183,004,548

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6,172	March 2019	$876,732,600	$58,240,523	$58,240,523

The notional amount of futures purchased as a percentage of Net Assets is 14.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,470,792.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,498,034
Fidelity Securities Lending Cash Central Fund	991,665
Total	$5,489,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$932,001,232	$932,001,232	$--	$--
Consumer Discretionary	746,338,151	746,338,151	--	--
Consumer Staples	235,745,284	235,745,284	--	--
Energy	23,947,396	23,945,322	--	2,074
Financials	397,896,207	397,896,207	--	--
Health Care	642,063,720	641,837,886	--	225,834
Industrials	257,462,204	257,462,204	--	--
Information Technology	1,949,940,269	1,949,940,269	--	--
Materials	22,304,915	22,298,219	--	6,696
Real Estate	72,641,928	72,641,928	--	--
Utilities	26,430,154	26,430,154	--	--
U.S. Government and Government Agency Obligations	39,470,792	--	39,470,792	--
Money Market Funds	1,272,706,163	1,272,706,163	--	--
Total Investments in Securities:	$6,618,948,415	$6,579,243,019	$39,470,792	$234,604
Derivative Instruments:
Assets
Futures Contracts	$58,240,523	$58,240,523	$--	$--
Total Assets	$58,240,523	$58,240,523	$--	$--
Total Derivative Instruments:	$58,240,523	$58,240,523	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019